UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1875 Lawrence Street Suite 300 Denver CO 80202
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)	[N/A]

SEMI-ANNUAL REPORT

February 28, 2021

Green California Tax-Free Income Fund

U.S. Government Securities Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Beginning on May 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.sheltoncap.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800-955-9988 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.sheltoncap.com.

Table of Contents	February 28, 2021

About Your Fund’s Expenses	1
Top Holdings and Sector Breakdowns	3
Portfolio of Investments	5
Statements of Assets & Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	29
Notes to Financial Statements	37
Fund Holdings	43
About this Report	43
Proxy Voting Policies, Procedures and Voting Records	43
Board of Trustees and Executive Officers	43
Liquidity Risk Management Disclosure	44
Board Considerations Regarding Approval of Investment Advisory Agreements	44

About Your Fund’s Expenses (Unaudited) February 28, 2021

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period*	Net Annual Expense Ratio
Green California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 996	$ 3.74	0.76%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.79	0.76%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 976	$ 3.61	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.69	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 974	$ 6.04	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.17	1.24%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 0.49	0.10%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,025	$ 0.50	0.10%

About Your Fund’s Expenses (Unaudited) February 28, 2021 (Continued)

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period*	Net Annual Expense Ratio
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,094	$ 2.27	0.44%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,023	$ 2.19	0.44%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,091	$ 4.85	0.94%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 4.68	0.94%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,303	$ 3.63	0.64%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 3.19	0.64%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,300	$ 6.47	1.14%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 5.68	1.14%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,425	$ 5.14	0.86%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 4.29	0.86%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,421	$ 8.12	1.36%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.77	1.36%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,122	$ 3.98	0.76%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.79	0.76%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,120	$ 6.59	1.26%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.27	1.26%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,070	$ 2.45	0.48%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,023	$ 2.39	0.48%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,067	$ 4.99	0.98%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 4.88	0.98%
Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,511	$ 7.18	1.16%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 5.77	1.16%

*

Expenses are equal to the Fund’s annualized expense ratio listed in the “Net Annual Expense Ratio” column, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Top Holdings and Sector Breakdowns (Unaudited)	February 28, 2021

Green California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	East Side Union High School District	General Obligation Refunding Bonds (2012 Crossover); 2006	$ 3,340,360	5.8%
2	William S Hart Union High School District	General Obligation Bonds; Election 2001 2005, Series B	3,140,304	5.4%
3	San Francisco Bay Area Rapid Transit District	San Francisco BART District GO Bonds (Election of 2004) 2017 Refunding Series E (Green Bonds)	2,840,637	4.9%
4	Los Rios Community College District	General Obligation Bonds; 2008 Election, Series B	2,767,025	4.8%
5	Mount San Antonio Community College District	General Obligation Refunding Bonds 2013A	2,615,308	4.5%
6	East Bay Municipal Utility District Water System Revenue	Water System Revenue Bonds; 2015 Series B	2,439,111	4.2%
7	San Mateo Foster City Public Financing Authority	City of San Mateo Wastewater Revenue Bonds 2019 (Clean Water Program)	2,323,040	4.0%
8	Santa Maria Joint Union High School District	General Obligation Bonds; Election of 2004, Series 2005	2,181,375	3.8%
9	California Health Facilities Financing Authority	Kaiser Permanente Revenue Bonds, Series 2017A-1	2,163,793	3.7%
10	Los Angeles Department of Water & Power	Water System Revenue Bonds, 2012 Series A	2,108,090	3.6%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	08/15/2027	$ 4,080,102	19.5%
2	United States Treasury Note	02/15/2022	2,953,411	14.1%
3	United States Treasury Note	08/15/2023	2,745,641	13.1%
4	United States Treasury Note	05/15/2025	2,339,648	11.2%
5	United States Treasury Note	02/29/2024	1,370,230	6.5%
6	United States Treasury Note	11/15/2028	1,365,235	6.5%
7	United States Treasury Note	08/15/2021	1,211,587	5.8%
8	United States Treasury Bond	02/15/2026	1,004,875	4.8%
9	United States Treasury Note	05/15/2037	724,141	3.5%
10	United States Treasury Bill	05/20/2021	699,942	3.3%

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	04/13/2021	$ 3,399,866	9.6%
2	United States Treasury Bill	03/11/2021	3,299,911	9.3%
3	United States Treasury Bill	04/08/2021	3,299,701	9.3%
4	United States Treasury Bill	03/09/2021	3,199,931	9.0%
5	United States Treasury Bill	06/03/2021	3,199,603	9.0%
6	United States Treasury Bill	05/04/2021	3,199,494	9.0%
7	United States Treasury Bill	03/16/2021	2,999,890	8.5%
8	United States Treasury Bill	05/27/2021	2,999,703	8.5%
9	United States Treasury Bill	05/20/2021	2,799,806	7.9%
10	United States Treasury Bill	05/13/2021	2,699,511	7.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2021

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 12,655,179	6.0%
2	Microsoft Corp	11,473,530	5.5%
3	Amazon.com Inc	8,613,790	4.1%
4	Facebook Inc	4,044,892	1.9%
5	Alphabet Inc - Class A	3,969,009	1.9%
6	Alphabet Inc - Class C	3,859,850	1.8%
7	Tesla Inc	3,345,076	1.6%
8	Berkshire Hathaway Inc	3,052,072	1.5%
9	JPMorgan Chase & Co	2,930,008	1.4%
10	Johnson & Johnson	2,724,561	1.3%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Generac Holdings Inc	$ 1,147,520	0.9%
2	Caesars Entertainment Inc	1,078,578	0.9%
3	Penn National Gaming Inc	946,849	0.8%
4	Monolithic Power Systems Inc	881,246	0.7%
5	SolarEdge Technologies Inc	844,814	0.7%
6	PTC Inc	799,319	0.7%
7	Cognex Corp	798,232	0.7%
8	Charles River Laboratories International Inc	793,752	0.6%
9	Bio-Techne Corp	778,719	0.6%
10	Fair Isaac Corp	749,009	0.6%

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	NeoGenomics Inc	$ 381,135	0.6%
2	GameStop Corp	372,063	0.6%
3	MicroStrategy Inc	364,699	0.6%
4	Cleveland-Cliffs Inc	358,059	0.5%
5	Omnicell Inc	357,224	0.5%
6	Power Integrations Inc	355,159	0.5%
7	Saia Inc	352,532	0.5%
8	Crocs Inc	348,002	0.5%
9	Chart Industries Inc	338,980	0.5%
10	Exponent Inc	334,751	0.5%

Shelton Core Value Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 4,935,282	2.8%
2	Amazon.com Inc	4,639,395	2.6%
3	Microsoft Corp	4,182,840	2.4%
4	Mastercard Inc	3,538,500	2.0%
5	Chevron Corp	3,520,000	2.0%
6	The Goldman Sachs Group Inc	3,514,280	2.0%
7	Morgan Stanley	3,459,150	1.9%
8	JPMorgan Chase & Co	3,384,910	1.9%
9	Bank of America Corp	3,123,900	1.8%
10	Verizon Communications Inc	3,002,790	1.7%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2021

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 109,947,048	11.0%
2	Microsoft Corp	93,696,080	9.4%
3	Amazon.com Inc	82,763,714	8.3%
4	Tesla Inc	42,259,280	4.2%
5	Alphabet Inc - Class C	35,832,441	3.6%
6	Facebook Inc	33,027,399	3.3%
7	Alphabet Inc - Class A	32,415,261	3.2%
8	NVIDIA Corp	27,556,819	2.8%
9	PayPal Holdings Inc	24,708,097	2.5%
10	Intel Corp	20,213,361	2.0%

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	Brookfield Renewable Corp	$ 12,514,780	5.1%
2	Vestas Wind Systems A/S	11,313,000	4.6%
3	JinkoSolar Holding Co Ltd	11,294,800	4.6%
4	Moderna Inc	11,146,320	4.5%
5	Tesla Inc	10,132,500	4.1%
6	Taiwan Semiconductor Manufacturing Co Ltd	9,571,440	3.9%
7	Applied Materials Inc	9,455,200	3.8%
8	Daqo New Energy Corp	9,382,500	3.8%
9	CRISPR Therapeutics AG	8,672,610	3.5%
10	SunPower Corp	6,606,300	2.7%

Green California Tax-Free Income Fund	Portfolio of Investments (Unaudited)	2/28/21

Security Description	Par Value	Value (Note 1)
Municipal Bonds (97.46%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bond; 2012, 4.000%, 08/01/2026	$1,000,000	$1,047,850
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Kaiser Permanente Revenue Bonds, Series 2017A-1, 5.000%, 11/01/2027	1,700,000	2,163,793
CALIFORNIA HOUSING FINANCE
Class A Certificates; Series 2019-2, 4.000%, 03/20/2033	368,359	413,361
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds), 5.000%, 10/01/2033	1,200,000	1,447,404
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
University of San Diego Revenue Bonds, 2019, 5.000%, 10/01/2044	480,000	582,485
Student Housing Revenue Bonds West Village Studing Housing Project; Series 2018, 5.000%, 05/15/2038	800,000	946,696
CALIFORNIA STATE UNIVERSITY
Systemwide Revenue Bonds; Series 2012A, 4.000%, 11/01/2030	1,100,000	1,170,917
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
General Revenue Bonds; 2016, 4.000%, 08/15/2046	500,000	542,235
CITY & COUNTY OF SAN FRANCISCO CA
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A, 4.000%, 06/01/2033	1,000,000	1,009,500
CITY OF LOS ANGELES CA
General Obligation Bonds; 2012-A, 5.000%, 09/01/2021	2,000,000	2,048,500
CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
Los Angeles CA Wastewater System Revenue Bond; Series 2015-A (Green Bonds), 5.000%, 06/01/2044	500,000	575,750
Los Angeles CA Wastewater System Subordinate Revenue Bond; Series 2017-A (Green Bonds), 5.250%, 06/01/2047	1,500,000	1,820,160

Green California Tax-Free Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

Security Description	Par Value	Value (Note 1)
CITY OF ROSEVILLE CA ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013, 5.000%, 02/01/2025	$750,000	$834,525
CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
San Francisco Water Revenue Bonds; 2017 Sub-Series D Bonds (Refunding) (Green Bonds), 5.000%, 11/01/2034	1,000,000	1,244,060
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
Water System Revenue Bonds; 2015 Series B, 5.000%, 06/01/2026	2,050,000	2,439,111
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006, 5.250%, 09/01/2023	2,975,000	3,340,360
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C, 0.000%, 08/01/2027	2,000,000	1,858,840
LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
Subordinate Tax Allocation Refunding Bonds; 2014 Series A, 5.000%, 08/01/2023	1,000,000	1,109,180
LOS ANGELES COMMUNITY COLLEGE DISTRICT/CA
General Obligation Bonds; 2008 Election, Series G, 5.000%, 08/01/2028	865,000	1,002,016
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2016-A, 4.000%, 07/01/2028	500,000	569,240
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A, 5.000%, 07/01/2021	1,000,000	1,016,120
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A, 5.000%, 07/01/2023	1,500,000	1,666,545
LOS ANGELES DEPARTMENT OF WATER & POWER
Water System Revenue Bonds, 2012 Series A, 5.000%, 07/01/2037	1,985,000	2,108,090
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B, 5.000%, 08/01/2032	2,500,000	2,767,025
MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
CA Green Bonds Refunding; Series 2016A and 2016 Refunding; Series B, 4.000%, 09/01/2021	200,000	203,856
MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2013A, 5.000%, 08/01/2034	2,345,000	2,615,308
PORT OF LOS ANGELES
Revenue Bonds 2014; Series C, 4.000%, 08/01/2023	290,000	314,615
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K, 5.250%, 07/01/2024	1,000,000	1,091,670
SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013, 5.000%, 08/01/2027	1,175,000	1,310,442
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds), 4.000%, 08/01/2034	645,000	755,650
San Francisco BART District GO Bonds (Election of 2004) 2017 Refunding Series E (Green Bonds), 5.000%, 08/01/2036	2,300,000	2,840,637
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue 2015; Series A, 5.000%, 11/01/2030	680,000	799,122
San Francisco City & County Public Utilities Commission Power Revenue 2015; Series A, 5.000%, 11/01/2036	1,170,000	1,362,910
San Francisco City & County Public Utilities Commission Water Revenue Bonds 2013; Series A (Refunding), 4.000%, 10/01/2021	700,000	715,799
SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
City of San Mateo Wastewater Revenue Bonds 2019 (Clean Water Program), 4.000%, 08/01/2044	2,000,000	2,323,040
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A, 5.000%, 04/01/2034	1,000,000	1,182,430
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005, 0.000%, 08/01/2029	2,500,000	2,181,375
STATE OF CALIFORNIA
Various Purpose General Obligation Bonds (Green Bonds), 3.000%, 10/01/2028	900,000	963,684
TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds; 2019, 5.000%, 01/01/2036	300,000	386,706
UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM, 5.000%, 05/01/2029	925,000	1,056,379
WILLIAM S HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election2001 2005, Series B, 0.000%, 09/01/2029	3,595,000	3,140,304

Total Municipal Bonds (Cost $52,880,785)		56,967,690

Variable Rate Demand Notes* (1.71%)
Variable Rate General Obligation Bonds; Series 2004B1, 0.010%, 05/01/2034**,***	200,000	200,000
Water Revenue Bonds Authorization; Series 2017A, 0.020%, 07/01/2047**,***	800,000	800,000
Total Variable Rate Demand Notes (Cost $1,000,000)		1,000,000

Total Investments (Cost $53,880,785)(a) (99.17%)		$57,967,690
Other Net Assets (0.83%)		480,038
Net Assets (100.00%)		$58,447,728

See accompanying notes to financial statements.

Green California Tax-Free Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

(a) Aggregate cost for federal income tax purposes is $53,878,990.

At February 28, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,098,722
Unrealized depreciation	(10,022)
Net unrealized appreciation	$4,088,700

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

* Stated maturity reflects next reset date.
** In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.
*** Rate Effective as of February 28, 2021

U.S. Government Securities Fund	Portfolio of Investments (Unaudited)	2/28/21

Security Description	Par Value	Value (Note 1)
Government National Mortgage Association (2.66%)
3.500%, 11/20/2044	$199,138	$214,233
5.000%, 03/15/2038	88,143	100,883
5.500%, 01/15/2025	21,703	24,047
5.500%, 04/15/2036	95,239	112,210
6.000%, 01/15/2026	64,554	73,319
6.000%, 06/15/2038	33,692	39,720
Total Government National Mortgage Association (Cost $509,481)		564,412

United States Treasury Bonds (14.68%)
2.250%, 08/15/2046	400,000	404,906
2.750%, 08/15/2042	400,000	445,469
5.000%, 05/15/2037	500,000	724,141
6.000%, 02/15/2026	800,000	1,004,875
6.375%, 08/15/2027	400,000	533,906
Total United States Treasury Bonds (Cost $2,890,362)		3,113,297

United States Treasury Notes (78.10%)
0.375%, 03/31/2022	500,000	501,465
2.000%, 02/15/2022	2,900,000	2,953,411
2.125%, 08/15/2021	1,200,000	1,211,587
2.125%, 02/29/2024	1,300,000	1,370,230
2.125%, 05/15/2025	2,200,000	2,339,648
2.250%, 08/15/2027	3,800,000	4,080,102
2.500%, 08/15/2023	2,600,000	2,745,641
3.125%, 11/15/2028	1,200,000	1,365,234
Total United States Treasury Notes (Cost $15,988,960)		16,567,318

United States Treasury Bills (3.30%)
0.000%, 05/20/2021 (Cost $699,943)	700,000	699,942

Total Investments (Cost $20,088,746)(a) (98.74%)		20,944,969
Other Net Assets (1.26%)		268,010
Net Assets (100.00%)		21,212,979

(a) Aggregate cost for federal income tax purposes is $20,089,506.

At February 28, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$860,752
Unrealized depreciation	(5,289)
Net unrealized appreciation	$855,463

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

The United States Treasury Trust	Portfolio of Investments (Unaudited)	2/28/21

Security Description	Par Value	Value (Note 1)
United States Treasury Bills, DN(a) (99.73%)
03/09/2021	$3,200,000	$3,199,931
03/11/2021	3,300,000	3,299,911
03/16/2021	3,000,000	2,999,890
03/23/2021	2,000,000	1,999,917
04/08/2021	3,300,000	3,299,701
04/13/2021	3,400,000	3,399,866
04/22/2021	2,400,000	2,399,725
05/04/2021	3,200,000	3,199,495
05/13/2021	2,700,000	2,699,511
05/20/2021	2,800,000	2,799,806
05/27/2021	3,000,000	2,999,703
06/03/2021	3,200,000	3,199,603
Total United States Treasury Bills, DN (Cost $35,497,059)		35,497,059

Total Investments (Cost $35,497,059)(b) (99.73%)		$35,497,059
Other Net Assets (0.27%)		95,164
Net Assets (100.00%)		$35,592,223

(a) Discount Note. Yield to maturity is between 0.01% - 0.04%.

(b) Aggregate cost for federal income tax purposes is $35,497,059.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

S&P 500 Index Fund	Portfolio of Investments (Unaudited)	2/28/21

Security Description	Shares	Value (Note 1)
Common Stock (99.84%)

Basic Materials (1.95%)
Air Products and Chemicals Inc	1,458	$372,694
Albemarle Corp	729	114,606
Celanese Corp	763	105,988
CF Industries Holdings Inc	1,457	65,973
Dow Inc	4,894	290,263
DuPont de Nemours Inc	93	6,540
Eastman Chemical Co	893	97,569
Ecolab Inc	1,622	339,582
FMC Corp	891	90,606
Freeport-McMoRan Inc*	9,489	321,772
International Flavors & Fragrances Inc	683	92,553
International Paper Co	2,697	133,906
Linde PLC	3,428	837,358
LyondellBasell Industries NV	1,766	182,057
The Mosaic Co	2,068	60,799
Newmont Corp	5,247	285,332
Nucor Corp	2,085	124,725
PPG Industries Inc	1,558	210,050
The Sherwin-Williams Co	533	362,621
Total Basic Materials		4,094,994

Communications (16.36%)
Alphabet Inc - Class A*	1,963	3,969,009
Alphabet Inc - Class C*	1,895	3,859,850
Amazon.com Inc*,(a)	2,785	8,613,790
Arista Networks Inc*	366	102,421
AT&T Inc	46,543	1,298,084
Booking Holdings Inc*	270	628,698
CDW Corp	988	155,007
Charter Communications Inc*	953	584,589
Cisco Systems Inc	27,599	$1,238,367
Comcast Corp	29,822	1,572,216
Corning Inc	4,990	190,818
Discovery Inc - Class A*	1,116	59,181
Discovery Inc - Class C*	1,878	84,510
DISH Network Corp*	1,784	56,214
eBay Inc	4,277	241,308
Etsy Inc*	797	175,555
Expedia Group Inc	887	142,807
F5 Networks Inc*	424	80,552
Facebook Inc*,(a)	15,701	4,044,892
Fox Corp - Class A	2,335	77,779
Fox Corp - Class B	1,242	39,657
The Interpublic Group of Cos Inc	2,667	69,662
Juniper Networks Inc	2,302	53,591
Lumen Technologies Inc	6,449	79,258
Motorola Solutions Inc	1,134	198,994
Netflix Inc*	2,885	1,554,582
News Corp - Class A	2,672	62,658
News Corp - Class B	910	20,857
NortonLifeLock Inc	4,015	78,333
Omnicom Group Inc	1,536	105,569
T-Mobile US Inc*	3,810	457,086
Twitter Inc*	5,110	393,777
VeriSign Inc*	689	133,687
Verizon Communications Inc	27,028	1,494,648
ViacomCBS Inc	3,816	246,094
The Walt Disney Co*	11,825	2,235,398
Total Communications		34,399,498

Consumer, Cyclical (9.55%)
Advance Auto Parts Inc	476	76,327
Alaska Air Group Inc	963	62,614
American Airlines Group Inc	3,057	$64,014
Aptiv PLC	1,804	270,311
AutoZone Inc*	151	175,148
Best Buy Co Inc	1,549	155,442
BorgWarner Inc	1,412	63,540
CarMax Inc*	1,131	135,166
Carnival Corp	2,827	75,622
Chipotle Mexican Grill Inc*	175	252,350
Copart Inc*	1,407	153,588
Costco Wholesale Corp	2,881	953,611
Cummins Inc	966	244,591
Darden Restaurants Inc	850	116,731
Delta Air Lines Inc	4,086	195,883
Dollar General Corp	1,600	302,384
Dollar Tree Inc*	1,536	150,835
Domino’s Pizza Inc	266	92,172
DR Horton Inc	2,165	166,424
Fastenal Co	3,749	173,841
Ford Motor Co*	25,804	301,907
The Gap Inc*	1,450	36,178
General Motors Co	8,316	426,860
Genuine Parts Co	999	105,245
Hanesbrands Inc	2,371	41,943
Hasbro Inc	832	77,967
Hilton Worldwide Holdings Inc	1,889	233,632
The Home Depot Inc	7,031	1,816,389
L Brands Inc	1,525	83,357
Las Vegas Sands Corp	2,145	134,277
Leggett & Platt Inc	1,017	44,006
Lennar Corp	1,796	149,014
Live Nation Entertainment Inc*	1,003	89,127
LKQ Corp*	1,848	72,793
Lowe’s Cos Inc	4,785	764,404
Marriott International Inc	1,737	257,198

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

Security Description	Shares	Value (Note 1)
McDonald’s Corp	4,866	$1,003,077
MGM Resorts International	2,752	103,998
Mohawk Industries Inc*	390	68,246
Newell Brands Inc	2,691	62,350
NIKE Inc	8,220	1,107,892
Norwegian Cruise Line Holdings Ltd*	1,599	47,266
NVR Inc*	23	103,519
O’Reilly Automotive Inc*	473	211,587
PACCAR Inc	2,262	205,819
Pool Corp	269	90,053
PulteGroup Inc	1,717	77,454
PVH Corp	464	46,381
Ralph Lauren Corp	314	36,763
Ross Stores Inc	2,378	277,370
Royal Caribbean Cruises Ltd	1,236	115,282
Southwest Airlines Co	3,416	198,572
Starbucks Corp	7,666	828,158
Tapestry Inc	1,811	76,316
Target Corp	3,305	606,269
Tesla Inc*	4,952	3,345,076
The TJX Cos Inc	7,918	522,509
Tractor Supply Co	760	120,810
Ulta Beauty Inc*	393	126,676
Under Armour Inc - Class A*	1,210	26,487
Under Armour Inc - Class C*	1,218	22,168
United Airlines Holdings Inc*	1,732	91,242
VF Corp	2,109	166,885
Walgreens Boots Alliance Inc	4,694	224,983
Walmart Inc	9,054	1,176,296
Whirlpool Corp	434	82,495
WW Grainger Inc	300	111,813
Wynn Resorts Ltd	526	69,290
Yum! Brands Inc	1,990	206,025
Total Consumer, Cyclical		20,074,018

Consumer, Non-Cyclical (20.29%)
Abbott Laboratories	11,576	1,386,573
AbbVie Inc	11,531	1,242,350
ABIOMED Inc*	310	100,611
Alexion Pharmaceuticals Inc*	1,429	218,280
Align Technology Inc*	473	268,243
Altria Group Inc	12,272	535,059
AmerisourceBergen Corp	1,034	104,661
Amgen Inc	3,802	855,146
Anthem Inc	1,624	492,381
Archer-Daniels-Midland Co	3,634	205,612
Automatic Data Processing Inc	2,839	494,043
Avery Dennison Corp	567	99,344
Baxter International Inc	3,336	259,174
Becton Dickinson and Co	1,860	448,539
Biogen Inc*	1,005	274,244
Bio-Rad Laboratories Inc*	147	85,922
Boston Scientific Corp*	9,352	362,671
Bristol-Myers Squibb Co	14,884	912,836
Brown-Forman Corp	1,285	91,980
Campbell Soup Co	1,162	52,848
Cardinal Health Inc	1,916	98,712
Catalent Inc*	1,096	124,626
Centene Corp*	3,919	229,418
Church & Dwight Co Inc	1,688	132,930
Cigna Corp	2,359	495,154
Cintas Corp	576	186,820
The Clorox Co	863	156,246
The Coca-Cola Co	25,261	1,237,536
Colgate-Palmolive Co	5,662	425,782
Conagra Brands Inc	2,987	$101,349
Constellation Brands Inc	1,109	237,481
The Cooper Cos Inc	341	131,670
Corteva Inc	4,866	219,700
CVS Health Corp	8,549	582,443
Danaher Corp	4,129	907,017
DaVita Inc*	482	49,227
DENTSPLY SIRONA Inc	1,160	61,561
DexCom Inc*	627	249,408
Edwards Lifesciences Corp*	4,070	338,217
Eli Lilly and Co	5,185	1,062,355
Equifax Inc	794	128,533
The Estee Lauder Cos Inc	1,489	425,646
FleetCor Technologies Inc*	571	158,344
Gartner Inc*	615	110,110
General Mills Inc	3,992	219,600
Gilead Sciences Inc	8,279	508,331
Global Payments Inc	1,976	391,228
HCA Healthcare Inc	1,723	296,408
Henry Schein Inc*	1,009	62,407
The Hershey Co	1,020	148,563
Hologic Inc*	1,678	120,967
Hormel Foods Corp	1,912	88,659
Humana Inc	864	328,018
IDEXX Laboratories Inc*	557	289,735
IHS Markit Ltd	2,507	226,031
Illumina Inc*	953	418,758
Incyte Corp*	1,229	96,673
Intuitive Surgical Inc*	772	568,810
IQVIA Holdings Inc*	1,146	220,937
The J M Smucker Co	745	83,440
Johnson & Johnson	17,194	2,724,561
Kellogg Co	1,661	95,856
Kimberly-Clark Corp	2,221	285,021
The Kraft Heinz Co	4,282	155,779
The Kroger Co	5,057	162,886
Laboratory Corp of America Holdings*	636	152,583
Lamb Weston Holdings Inc	955	76,180
MarketAxess Holdings Inc	260	144,544
McCormick & Co Inc	1,700	143,276
McKesson Corp	1,048	177,657
Medtronic PLC	8,791	1,028,283
Merck & Co Inc	16,525	1,200,046
Molson Coors Beverage Co	1,200	53,340
Mondelez International Inc	9,432	501,405
Monster Beverage Corp*	2,413	211,717
Moody’s Corp	1,054	289,734
Nielsen Holdings PLC	1,879	42,108
PayPal Holdings Inc*	7,652	1,988,372
PepsiCo Inc	9,026	1,166,069
PerkinElmer Inc	784	98,855
Perrigo Co PLC	677	27,324
Pfizer Inc	36,304	1,215,821
Philip Morris International Inc	10,171	854,567
The Procter & Gamble Co	16,195	2,000,568
Quanta Services Inc	1,004	84,185
Quest Diagnostics Inc	880	101,719
Regeneron Pharmaceuticals Inc*	698	314,498
ResMed Inc	946	182,370
Robert Half International Inc	808	62,854
Rollins Inc	693	22,987
S&P Global Inc	1,591	524,012
STERIS PLC	603	105,404
Stryker Corp	2,135	518,143
Sysco Corp	3,326	264,849
Teleflex Inc	318	$126,602
Thermo Fisher Scientific Inc	2,588	1,164,807
Tyson Foods Inc	1,921	129,994
United Rentals Inc*	491	146,014
UnitedHealth Group Inc	6,197	2,058,767
Universal Health Services Inc	552	69,182
Varian Medical Systems Inc*	643	112,699
Verisk Analytics Inc	1,061	173,845
Vertex Pharmaceuticals Inc*	1,698	360,910
Viatris Inc*	4,634	68,815
West Pharmaceutical Services Inc	509	142,851
Zimmer Biomet Holdings Inc	1,338	218,174
Zoetis Inc	3,137	486,988
Total Consumer, Non-Cyclical		42,646,588

Energy (2.87%)
APA Corp	2,792	55,086
Baker Hughes Co	3,384	82,840
Cabot Oil & Gas Corp	2,603	48,182
Chevron Corp	12,573	1,257,300
ConocoPhillips	8,708	452,903
Devon Energy Corp	2,767	59,601
Diamondback Energy Inc	1,031	71,428
Enphase Energy Inc*	825	145,250
EOG Resources Inc	3,810	245,974
Exxon Mobil Corp	27,616	1,501,482
Halliburton Co	6,038	131,810
Hess Corp	1,823	119,461
HollyFrontier Corp	508	19,243
Kinder Morgan Inc	12,716	186,925
Marathon Oil Corp	5,187	57,576
Marathon Petroleum Corp	4,249	232,080
NOV Inc	2,536	38,294
Occidental Petroleum Corp	5,528	147,100
ONEOK Inc	2,916	129,150
Phillips 66	2,852	236,859
Pioneer Natural Resources Co	1,139	169,221
Schlumberger NV	9,092	253,758
Valero Energy Corp	2,663	204,998
The Williams Cos Inc	7,926	181,030
Total Energy		6,027,551

Financial (15.19%)
Aflac Inc	4,378	209,662
Alexandria Real Estate Equities Inc	700	111,783
The Allstate Corp	2,062	219,809
American Express Co	4,306	582,430
American International Group Inc	5,688	249,988
American Tower Corp	2,901	626,993
Ameriprise Financial Inc	770	170,355
Aon PLC	1,529	348,169
Arthur J Gallagher & Co	1,256	150,469
Assurant Inc	431	53,108
AvalonBay Communities Inc	960	168,720
Bank of America Corp	49,722	1,725,851
The Bank of New York Mellon Corp	5,491	231,501
Berkshire Hathaway Inc*,(a)	12,690	3,052,072
BlackRock Inc	926	643,107
Boston Properties Inc	925	91,695
Capital One Financial Corp	2,987	359,008
Cboe Global Markets Inc	706	69,866
CBRE Group Inc*	2,058	155,935
The Charles Schwab Corp	9,743	601,338

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

Security Description	Shares	Value (Note 1)
Chubb Ltd	2,980	$484,488
Cincinnati Financial Corp	1,038	101,589
Citigroup Inc	13,598	895,836
Citizens Financial Group Inc	2,789	121,154
CME Group Inc	2,368	472,890
Comerica Inc	908	61,835
Crown Castle International Corp	2,860	445,445
Digital Realty Trust Inc	1,471	198,188
Discover Financial Services	2,023	190,304
Duke Realty Corp	2,510	98,518
Equinix Inc	581	376,686
Equity Residential	2,236	146,257
Essex Property Trust Inc	425	108,286
Everest Re Group Ltd	280	67,707
Extra Space Storage Inc	844	106,091
Federal Realty Investment Trust	449	45,425
Fifth Third Bancorp	4,882	169,357
First Republic Bank	1,159	190,945
Franklin Resources Inc	1,991	52,104
Globe Life Inc	628	58,655
The Goldman Sachs Group Inc	2,247	717,872
The Hartford Financial Services Group Inc	2,340	118,615
Healthpeak Properties Inc	3,020	87,852
Host Hotels & Resorts Inc	5,173	85,820
Huntington Bancshares Inc	7,104	108,975
Intercontinental Exchange Inc	3,729	411,346
Invesco Ltd	2,486	55,736
Iron Mountain Inc	1,369	47,628
JPMorgan Chase & Co	19,909	2,930,008
KeyCorp	6,704	135,019
Kimco Realty Corp	2,994	54,880
Lincoln National Corp	1,186	67,448
Loews Corp	1,526	72,958
M&T Bank Corp	837	126,337
Marsh & McLennan Cos Inc	3,312	381,609
Mastercard Inc	5,746	2,033,222
MetLife Inc	4,996	287,770
Mid-America Apartment Communities Inc	747	100,643
Morgan Stanley	8,006	615,421
Nasdaq Inc	749	103,579
Northern Trust Corp	1,359	129,282
People’s United Financial Inc	2,887	51,793
The PNC Financial Services Group Inc	2,767	465,852
Principal Financial Group Inc	1,776	100,486
The Progressive Corp	3,824	328,673
Prologis Inc	4,828	478,310
Prudential Financial Inc	2,692	233,450
Public Storage	993	232,302
Raymond James Financial Inc	849	99,112
Realty Income Corp	2,292	138,116
Regency Centers Corp	1,109	60,751
Regions Financial Corp	6,273	129,412
SBA Communications Corp	725	184,969
Simon Property Group Inc	2,175	245,601
SL Green Realty Corp	562	38,817
State Street Corp	2,304	167,662
SVB Financial Group*	354	178,897
Synchrony Financial	3,546	137,159
T Rowe Price Group Inc	1,478	239,643
The Travelers Cos Inc	1,654	240,657
Truist Financial Corp	8,899	506,887
UDR Inc	2,033	83,699
Unum Group	1,473	39,005
US Bancorp	9,052	$452,600
Ventas Inc	2,564	135,636
Visa Inc	11,075	2,352,219
Vornado Realty Trust	1,244	53,417
W R Berkley Corp	1,033	71,618
Wells Fargo & Co	25,690	929,207
Welltower Inc	2,792	189,577
The Western Union Co	2,800	65,016
Weyerhaeuser Co	5,125	173,584
Willis Towers Watson PLC	841	185,558
Zions Bancorp NA	1,054	56,041
Total Financial		31,931,365

Industrial (8.17%)
3M Co	3,803	665,753
A O Smith Corp	942	55,927
Agilent Technologies Inc	2,035	248,412
Allegion plc	601	65,377
Amcor PLC	10,244	112,069
AMETEK Inc	1,502	177,191
Amphenol Corp	1,970	247,590
Ball Corp	2,136	182,393
The Boeing Co	3,466	734,827
Carrier Global Corp	5,321	194,376
Caterpillar Inc	3,575	771,771
CH Robinson Worldwide Inc	956	86,853
CSX Corp	4,995	457,292
Deere & Co	2,046	714,300
Dover Corp	941	115,988
Eaton Corp PLC	2,603	338,885
Emerson Electric Co	3,946	338,961
Expeditors International of Washington Inc	1,105	101,483
FedEx Corp	1,577	401,347
FLIR Systems Inc	922	49,235
Flowserve Corp	850	31,450
Fortive Corp	2,032	133,746
Fortune Brands Home & Security Inc	957	79,565
Garmin Ltd	806	99,960
General Dynamics Corp	1,518	248,147
General Electric Co	57,804	724,862
Honeywell International Inc	4,583	927,370
Howmet Aerospace Inc	2,478	69,657
Huntington Ingalls Industries Inc	281	49,431
IDEX Corp	523	102,074
Illinois Tool Works Inc	1,881	380,301
Ingersoll Rand Inc*	1,505	69,742
Jacobs Engineering Group Inc	846	97,358
JB Hunt Transport Services Inc	586	86,066
Johnson Controls International plc	4,728	263,775
Kansas City Southern	611	129,740
Keysight Technologies Inc*	1,210	171,239
L3Harris Technologies Inc	1,372	249,581
Lockheed Martin Corp	1,624	536,326
Martin Marietta Materials Inc	406	136,769
Masco Corp	1,816	96,648
Mettler-Toledo International Inc*	162	180,800
Norfolk Southern Corp	1,658	417,915
Northrop Grumman Corp	1,023	298,368
Old Dominion Freight Line Inc	628	134,876
Otis Worldwide Corp	2,659	169,405
Packaging Corp of America	651	85,945
Parker-Hannifin Corp	848	243,342
Pentair PLC	1,156	64,655
Raytheon Technologies Corp	9,919	$714,069
Republic Services Inc	1,448	129,002
Rockwell Automation Inc	758	184,406
Sealed Air Corp	1,091	45,713
Snap-on Inc	354	71,901
Stanley Black & Decker Inc	1,071	187,254
TE Connectivity Ltd	2,160	280,865
Technip Energies NV*	1	10
Teledyne Technologies Inc*	252	93,492
Textron Inc	1,625	81,803
Trane Technologies PLC	1,580	242,119
TransDigm Group Inc*	342	197,221
Trimble Inc*	1,634	121,145
Union Pacific Corp	4,401	906,430
United Parcel Service Inc	4,669	736,908
Vontier Corp*	812	25,497
Vulcan Materials Co	865	144,446
Waste Management Inc	2,539	281,550
Waters Corp*	405	110,921
Westinghouse Air Brake Technologies Corp	1,272	92,131
Westrock Co	1,715	74,757
Xylem Inc	1,238	123,255
Total Industrial		17,184,038

Technology (22.94%)
Accenture PLC	4,138	1,038,224
Activision Blizzard Inc	5,047	482,544
Adobe Inc*	3,133	1,440,146
Advanced Micro Devices Inc*	7,666	647,854
Akamai Technologies Inc*	1,063	100,454
Analog Devices Inc	2,413	375,994
ANSYS Inc*	560	190,954
Apple Inc(a)	104,364	12,655,179
Applied Materials Inc	6,031	712,804
Autodesk Inc*	1,436	396,336
Broadcom Inc	2,655	1,247,505
Broadridge Financial Solutions Inc	788	112,282
Cadence Design Systems Inc*	1,821	256,925
Cerner Corp	2,002	138,418
Citrix Systems Inc	791	105,662
Cognizant Technology Solutions Corp	3,492	256,592
DXC Technology Co	1,730	43,631
Electronic Arts Inc	1,894	253,739
Fidelity National Information Services Inc	4,091	564,558
Fiserv Inc*	3,670	423,408
Fortinet Inc*	880	148,588
Hewlett Packard Enterprise Co	8,406	122,391
HP Inc	9,070	262,758
Intel Corp	26,766	1,626,837
International Business Machines Corp	5,881	699,427
Intuit Inc	1,728	674,162
IPG Photonics Corp*	233	52,973
Jack Henry & Associates Inc	529	78,525
KLA Corp	1,026	319,322
Lam Research Corp	940	533,159
Leidos Holdings Inc	915	80,932
Maxim Integrated Products Inc	1,745	162,582
Microchip Technology Inc	1,643	250,771
Micron Technology Inc*	7,336	671,464
Microsoft Corp(a)	49,374	11,473,530
MSCI Inc	552	228,815

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

Security Description	Shares	Value (Note 1)
NetApp Inc	1,569	$98,219
NVIDIA Corp	4,043	2,217,909
Oracle Corp	12,389	799,214
Paychex Inc	2,089	190,245
Paycom Software Inc*	337	126,119
Qorvo Inc*	744	129,999
QUALCOMM Inc	7,387	1,006,036
Roper Technologies Inc	684	258,292
salesforce.com Inc*	6,009	1,300,949
Seagate Technology PLC	1,590	116,436
ServiceNow Inc*	1,274	679,628
Skyworks Solutions Inc	1,137	202,181
Synopsys Inc*	996	244,229
Take-Two Interactive Software Inc*	778	143,510
Teradyne Inc	1,109	142,628
Texas Instruments Inc	5,995	1,032,759
Tyler Technologies Inc*	273	126,514
Western Digital Corp	2,052	140,624
Xerox Holdings Corp	1,468	37,405
Xilinx Inc	1,657	215,907
Zebra Technologies Corp*	348	173,802
Total Technology		48,212,050

Utilities (2.52%)
The AES Corp	4,344	115,377
Alliant Energy Corp	1,758	81,149
Ameren Corp	1,682	118,194
American Electric Power Co Inc	3,242	242,664
American Water Works Co Inc	1,183	167,844
Atmos Energy Corp	820	69,380
CenterPoint Energy Inc	2,979	57,912
CMS Energy Corp	1,870	101,186
Consolidated Edison Inc	2,227	146,203
Dominion Energy Inc	5,328	364,009
DTE Energy Co	1,258	148,092
Duke Energy Corp	4,806	$411,346
Edison International	2,433	131,358
Entergy Corp	1,304	113,200
Evergy Inc	1,567	84,038
Eversource Energy	2,274	180,738
Exelon Corp	6,435	248,391
FirstEnergy Corp	3,716	123,148
NextEra Energy Inc	12,795	940,177
NiSource Inc	2,050	44,280
NRG Energy Inc	1,663	60,716
Pinnacle West Capital Corp	806	56,364
PPL Corp	5,021	131,500
Public Service Enterprise Group Inc	3,303	177,800
Sempra Energy	1,939	224,885
The Southern Co	6,898	391,255
WEC Energy Group Inc	2,060	166,118
Xcel Energy Inc	3,432	201,081
Total Utilities		5,298,405

Total Common Stock (Cost $67,560,957)		209,868,507

United States Treasury Bills (0.05%)
0.032%, 04/15/21 (Cost $99,990)(a)	100,000	99,995

Warrant (0.00%)

United States Treasury Bills (0.05%)
0.032%, 04/15/21(a)	100,000	99,995
Total United States Treasury Bills (Cost $99,990)		99,995

Total Investments (Cost $67,660,947)(b) (99.89%)		$209,968,502
Other Net Assets (0.11%)		236,763
Net Assets (100.00%)		$210,205,265

* Non-income producing security.

(a) A portion of these shares have been pledged in connection with obligations for futures contracts.

(b) Aggregate cost for federal income tax purpose is $67,662,848.

At February 28, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$144,120,136
Unrealized depreciation	(1,814,482)
Net unrealized appreciation	$142,305,654

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Futures contracts at February 28, 2021:
Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Depreciation
1 / MAR 2021 / Long / CME	$195,713	$190,460	$(5,253)

S&P MidCap Index Fund	Portfolio of Investments (Unaudited)	2/28/21

Security Description	Shares	Value (Note 1)
Common Stock (99.16%)

Basic Materials (3.51%)
Ashland Global Holdings Inc	3,073	$258,501
Cabot Corp	3,433	169,007
The Chemours Co	9,173	215,841
Commercial Metals Co	7,149	179,797
Compass Minerals International Inc	2,041	128,767
Domtar Corp	3,059	113,336
Ingevity Corp*	2,436	169,253
Minerals Technologies Inc	2,100	149,583
NewMarket Corp	405	153,487
Olin Corp	8,024	248,263
Reliance Steel & Aluminum Co	3,641	481,340
Royal Gold Inc	3,663	379,890
RPM International Inc	7,340	584,558
Sensient Technologies Corp	2,347	182,714
Steel Dynamics Inc	11,287	469,313
United States Steel Corp	10,245	170,169
Valvoline Inc	10,450	260,832
Total Basic Materials		4,314,651
Communications (2.92%)
Cable One Inc	292	$559,136
Ciena Corp*	8,581	447,671
FactSet Research Systems Inc	2,145	651,887
Grubhub Inc*	5,140	329,320
InterDigital Inc	1,875	118,819
The New York Times Co	8,025	410,639
TEGNA Inc	12,638	230,391
Telephone and Data Systems Inc	5,893	105,426
TripAdvisor Inc*	5,427	269,288
Viasat Inc*	3,475	177,712
World Wrestling Entertainment Inc	2,835	140,049
Yelp Inc*	3,849	145,146
Total Communications		3,585,484

Consumer, Cyclical (16.90%)
Adient PLC*	5,245	194,485
American Eagle Outfitters Inc	8,412	216,188
AutoNation Inc*	3,263	244,790
Avient Corp	5,185	224,096
BJ’s Wholesale Club Holdings Inc*	7,361	295,765
Boyd Gaming Corp*	4,450	$261,215
Brunswick Corp	4,470	395,014
Caesars Entertainment Inc*,(a)	11,543	1,078,578
Capri Holdings Ltd*	8,349	389,648
Carter’s Inc	2,419	201,914
Casey’s General Stores Inc	2,047	413,412
Choice Hotels International Inc	1,626	170,519
Churchill Downs Inc	1,968	453,880
Cinemark Holdings Inc	6,423	144,196
Columbia Sportswear Co	1,749	180,269
Cracker Barrel Old Country Store Inc	1,323	204,893
Dana Inc	8,386	199,671
Deckers Outdoor Corp*	1,565	510,362
Dick’s Sporting Goods Inc	3,832	273,490
FirstCash Inc	2,314	146,522
Five Below Inc*	3,119	580,508
Foot Locker Inc	5,887	283,106
Fox Factory Holding Corp*	2,044	259,895
Gentex Corp	13,581	480,496
The Goodyear Tire & Rubber Co*	13,550	227,776
Harley-Davidson Inc	7,782	277,584

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

Security Description	Shares	Value (Note 1)
Healthcare Services Group Inc	4,466	$127,058
Herman Miller Inc	3,558	136,467
HNI Corp	2,580	91,822
IAA Inc*	7,664	449,340
Jack in the Box Inc	1,378	141,038
JetBlue Airways Corp*	15,433	284,430
KAR Auction Services Inc	7,759	107,928
KB Home	5,162	208,442
Kohl’s Corp	7,784	430,066
Lear Corp	3,046	505,910
Lithia Motors Inc	1,335	499,223
Marriott Vacations Worldwide Corp	2,090	354,694
Mattel Inc*	19,592	395,758
MSC Industrial Direct Co Inc	2,536	218,426
Murphy USA Inc	1,569	195,576
Nordstrom Inc	4,888	178,168
Nu Skin Enterprises Inc	2,969	151,953
Ollie’s Bargain Outlet Holdings Inc*	3,186	263,418
Papa John’s International Inc	1,328	119,772
Penn National Gaming Inc*,(a)	8,178	946,849
Polaris Inc	3,214	378,481
RH*	865	424,170
Scientific Games Corp*	3,258	152,572
The Scotts Miracle-Gro Co	2,308	491,950
Six Flags Entertainment Corp	4,580	204,268
Skechers USA Inc*	7,802	285,553
Taylor Morrison Home Corp*	7,244	199,282
Tempur Sealy International Inc	9,908	331,026
Texas Roadhouse Inc	3,801	345,435
Thor Industries Inc	3,068	359,140
Toll Brothers Inc	6,613	353,266
Travel + Leisure Co	4,871	294,355
Tri Pointe Homes Inc*	7,452	141,588
Univar Solutions Inc*	7,204	143,432
Urban Outfitters Inc*	3,844	130,312
Visteon Corp*	1,554	197,622
Watsco Inc	1,853	450,464
The Wendy’s Co	10,001	204,320
Williams-Sonoma Inc	4,345	570,455
Wingstop Inc	1,645	223,967
World Fuel Services Corp	3,940	122,455
Wyndham Hotels & Resorts Inc	5,203	339,652
YETI Holdings Inc*	4,150	285,396
Total Consumer, Cyclical		20,743,771

Consumer, Non-Cyclical (17.57%)
Acadia Healthcare Co Inc*	4,932	272,444
Adtalem Global Education Inc*	3,253	127,843
Amedisys Inc*	1,813	459,849
Arrowhead Pharmaceuticals Inc*	5,777	460,196
ASGN Inc*	2,965	275,656
Avanos Medical Inc*	2,887	132,744
Avis Budget Group Inc*	2,879	159,928
Bio-Techne Corp(a)	2,153	778,719
The Boston Beer Co Inc*	514	528,757
The Brink’s Co	2,739	210,437
Cantel Medical Corp*	2,257	167,650
Charles River Laboratories International Inc*	2,774	793,752
Chemed Corp	889	395,792
CoreLogic Inc	4,310	364,885
Coty Inc	12,121	92,968
Darling Ingredients Inc*	9,147	576,627
Edgewell Personal Care Co	3,158	96,603
Emergent BioSolutions Inc*	2,049	$196,704
Encompass Health Corp	5,510	443,224
Exelixis Inc*	17,704	383,469
Flowers Foods Inc	11,215	243,926
FTI Consulting Inc*	2,044	234,140
Globus Medical Inc*	4,207	262,938
Graham Holdings Co	224	134,586
Grand Canyon Education Inc*	2,596	271,775
Grocery Outlet Holding Corp*	3,472	124,957
H&R Block Inc	8,260	158,840
Haemonetics Corp*	2,814	355,971
The Hain Celestial Group Inc*	4,840	204,151
Halozyme Therapeutics Inc*	7,274	329,149
HealthEquity Inc*	4,129	340,023
Helen of Troy Ltd*	1,466	317,829
Hill-Rom Holdings Inc	3,720	396,812
ICU Medical Inc*	1,078	223,685
Ingredion Inc	3,890	350,878
Insperity Inc	2,038	180,771
Integra LifeSciences Holdings Corp*	3,953	270,148
Jazz Pharmaceuticals PLC*	2,926	491,685
John Wiley & Sons Inc	2,636	138,864
Lancaster Colony Corp	1,153	201,395
LHC Group Inc*	1,750	317,993
Ligand Pharmaceuticals Inc*	994	147,331
LivaNova PLC*	2,820	218,663
LiveRamp Holdings Inc*	3,739	236,155
ManpowerGroup Inc	3,243	306,269
Masimo Corp*	2,858	716,586
Medpace Holdings Inc*	1,167	189,556
Molina Healthcare Inc*	3,312	717,909
Nektar Therapeutics*	10,250	232,573
Neogen Corp*	2,604	213,320
NuVasive Inc*	2,872	173,268
Patterson Cos Inc	5,190	161,201
Paylocity Holding Corp*	2,089	399,396
Penumbra Inc*	1,871	532,169
Pilgrim’s Pride Corp*	3,372	75,499
Post Holdings Inc*	3,395	326,124
PRA Health Sciences Inc*	3,555	524,043
Prestige Consumer Healthcare Inc*	3,026	126,214
Quidel Corp*	1,964	322,607
Repligen Corp*	2,730	579,825
Sabre Corp	16,503	242,429
Sanderson Farms Inc	1,188	181,170
Service Corp International	9,842	470,054
Sprouts Farmers Market Inc*	7,118	150,261
Strategic Education Inc	827	75,191
Syneos Health Inc*	3,752	290,217
Tenet Healthcare Corp*	5,708	291,222
Tootsie Roll Industries Inc	1,096	33,768
TreeHouse Foods Inc*	3,428	171,469
United Therapeutics Corp*	2,463	411,764
WEX Inc*	2,445	509,416
WW International Inc*	2,743	80,891
Total Consumer, Non-Cyclical		21,575,323

Energy (2.55%)
Antero Midstream Corp	17,306	152,639
ChampionX Corp*	10,834	230,439
Cimarex Energy Co	5,700	330,543
CNX Resources Corp*	11,242	141,762
EQT Corp	14,895	264,982
Equitrans Midstream Corp	17,640	127,537
First Solar Inc*	4,363	$353,490
Murphy Oil Corp	8,937	145,941
SolarEdge Technologies Inc*,(a)	2,832	844,814
Sunrun Inc*	8,648	541,192
Total Energy		3,133,339

Financial (24.12%)
Banks (7.03%)
Associated Banc-Corp	8,584	172,968
BancorpSouth Bank	5,591	168,065
Bank of Hawaii Corp	2,220	194,250
Bank OZK	6,752	278,317
Cathay General Bancorp	4,150	156,206
CIT Group Inc	5,707	258,812
Commerce Bancshares Inc	6,030	446,401
Cullen/Frost Bankers Inc	3,116	325,310
East West Bancorp Inc	7,991	576,631
First Financial Bankshares Inc	7,915	353,484
First Horizon Corp	28,810	466,722
FNB Corp	17,881	211,532
Fulton Financial Corp	9,889	152,785
Glacier Bancorp Inc	4,247	230,187
Hancock Whitney Corp	4,789	180,785
Home BancShares Inc	8,489	207,471
International Bancshares Corp	3,086	134,488
PacWest Bancorp	6,472	234,545
Pinnacle Financial Partners Inc	4,336	351,953
Prosperity Bancshares Inc	5,175	380,207
Signature Bank	2,991	653,055
Synovus Financial Corp	8,228	348,127
TCF Financial Corp	8,452	378,819
Texas Capital Bancshares Inc*	2,817	214,655
Trustmark Corp	3,872	116,780
UMB Financial Corp	2,395	202,066
Umpqua Holdings Corp	12,205	208,339
United Bankshares Inc	6,117	226,023
Valley National Bancorp	23,601	289,112
Webster Financial Corp	5,037	278,596
Wintrust Financial Corp	3,194	235,270
		8,631,961
Diversified Financial Service (3.18%)
Affiliated Managers Group Inc	2,514	351,885
Alliance Data Systems Corp	2,215	213,748
Eaton Vance Corp	6,329	462,460
Evercore Inc	2,355	282,058
Federated Hermes Inc	5,231	139,772
Interactive Brokers Group Inc	4,471	323,656
Janus Henderson Group PLC	8,514	248,864
Jefferies Financial Group Inc	11,467	333,002
LendingTree Inc*	603	162,129
Navient Corp	10,555	130,671
PROG Holdings Inc	3,750	187,500
SEI Investments Co	6,867	384,552
SLM Corp	21,463	338,901
Stifel Financial Corp	5,743	350,782
		3,909,980
Insurance (4.58%)
Alleghany Corp*	808	522,315
American Financial Group Inc	4,050	432,135
Brighthouse Financial Inc*	4,960	197,854
Brown & Brown Inc	13,111	601,795
CNO Financial Group Inc	8,004	192,576
Essent Group Ltd	6,431	265,150
First American Financial Corp	6,187	325,065
Genworth Financial Inc*	30,327	94,620

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

Security Description	Shares	Value (Note 1)
The Hanover Insurance Group Inc	2,130	$245,696
Kemper Corp	3,430	259,377
Kinsale Capital Group Inc	1,181	207,927
Mercury General Corp	1,634	95,426
MGIC Investment Corp	16,627	202,517
Old Republic International Corp	15,672	302,940
Primerica Inc	2,232	315,225
Reinsurance Group of America Inc	3,798	464,230
RenaissanceRe Holdings Ltd	2,661	444,334
RLI Corp	2,209	230,487
Selective Insurance Group Inc	3,316	224,924
		5,624,593
Real Estate (8.79%)
American Campus Communities Inc	7,627	312,402
Apartment Income REIT Corp	8,250	337,260
Brixmor Property Group Inc	16,431	323,362
Camden Property Trust	5,397	562,098
CoreSite Realty Corp	2,286	278,229
Corporate Office Properties Trust	6,752	175,552
Cousins Properties Inc	8,551	286,801
CyrusOne Inc	6,595	432,830
Douglas Emmett Inc	9,604	314,531
EastGroup Properties Inc	2,238	304,614
EPR Properties	4,167	188,265
First Industrial Realty Trust Inc	7,397	315,926
Healthcare Realty Trust Inc	7,860	226,840
Highwoods Properties Inc	6,044	241,518
Hudson Pacific Properties Inc	9,029	231,052
JBG SMITH Properties	6,347	201,517
Jones Lang LaSalle Inc*	2,843	494,625
Kilroy Realty Corp	5,682	360,580
Lamar Advertising Co	4,442	384,633
Life Storage Inc	4,077	342,060
The Macerich Co	6,213	80,272
Medical Properties Trust Inc	30,150	650,939
National Retail Properties Inc	8,890	389,738
Omega Healthcare Investors Inc	12,731	472,829
Park Hotels & Resorts Inc	13,160	286,230
Pebblebrook Hotel Trust	7,871	178,357
Physicians Realty Trust	11,481	195,177
PotlatchDeltic Corp	3,706	188,080
PS Business Parks Inc	1,112	161,084
Rayonier Inc	7,791	254,298
Rexford Industrial Realty Inc	6,342	302,640
Sabra Health Care REIT Inc	11,960	205,951
Service Properties Trust	9,588	123,110
Spirit Realty Capital Inc	5,819	250,333
STORE Capital Corp	12,450	416,328
Urban Edge Properties	6,939	114,494
Weingarten Realty Investors	7,047	178,923
		10,763,478
Savings&Loans (0.55%)
New York Community Bancorp Inc	25,710	313,919
Sterling Bancorp	10,983	239,759
Washington Federal Inc	4,201	126,954
		680,632

Total Financial		29,610,644

Industrial (20.11%)
Acuity Brands Inc	2,041	251,655
AECOM*	8,355	$483,671
AGCO Corp	3,403	440,620
AptarGroup Inc	3,587	466,561
Arrow Electronics Inc*	4,186	419,688
Avnet Inc	5,517	210,032
Axon Enterprise Inc*	3,457	572,099
Belden Inc	2,251	99,517
Builders FirstSource Inc*	11,368	491,837
Carlisle Cos Inc	2,958	429,650
Clean Harbors Inc*	2,859	243,444
Cognex Corp(a)	9,665	798,232
Coherent Inc*	1,354	327,587
Colfax Corp*	5,037	223,391
Crane Co	2,785	233,550
Curtiss-Wright Corp	2,322	256,558
Donaldson Co Inc	7,045	415,021
Dycom Industries Inc*	1,899	145,425
Eagle Materials Inc	2,332	292,386
EMCOR Group Inc	3,138	305,547
Energizer Holdings Inc	3,289	137,480
EnerSys	2,359	212,971
Fluor Corp	7,046	120,909
GATX Corp	1,939	185,039
Generac Holdings Inc*,(a)	3,482	1,147,520
Graco Inc	9,415	652,930
Greif Inc	1,668	80,564
Hexcel Corp	3,817	205,202
Hubbell Inc	3,028	537,500
II-VI Inc*	5,436	458,255
ITT Inc	4,825	400,379
Jabil Inc	7,569	326,754
KBR Inc	7,951	246,481
Kennametal Inc	4,827	180,337
Kirby Corp*	3,327	208,137
Knight-Swift Transportation Holdings Inc	7,159	309,269
Landstar System Inc	2,143	343,180
Lennox International Inc	1,966	550,028
Lincoln Electric Holdings Inc	3,398	401,338
Littelfuse Inc	1,350	351,297
Louisiana-Pacific Corp	6,420	305,656
MasTec Inc*	3,168	274,824
MDU Resources Group Inc	11,113	312,275
Mercury Systems Inc*	3,236	211,505
The Middleby Corp*	2,900	424,589
MSA Safety Inc	2,076	334,215
National Instruments Corp	6,872	305,117
Nordson Corp	2,981	573,574
nVent Electric PLC	9,376	246,214
O-I Glass Inc	9,377	109,523
Oshkosh Corp	3,779	400,574
Owens Corning	6,033	488,794
Regal Beloit Corp	2,291	313,111
Ryder System Inc	3,105	210,426
Silgan Holdings Inc	4,729	177,621
Simpson Manufacturing Co Inc	2,135	208,077
Sonoco Products Co	5,565	331,507
Stericycle Inc*	5,074	329,150
SYNNEX Corp	2,380	212,201
Terex Corp	3,952	162,743
Tetra Tech Inc	3,009	416,355
The Timken Co	3,817	299,062
TopBuild Corp*	1,687	321,222
The Toro Co	5,993	603,915
Trex Co Inc*	6,537	599,051
Trinity Industries Inc	5,026	$161,335
Universal Display Corp	2,394	506,786
Valmont Industries Inc	1,193	282,180
Vishay Intertechnology Inc	7,974	190,339
Werner Enterprises Inc	2,668	114,511
Woodward Inc	3,285	375,213
Worthington Industries Inc	2,014	128,674
XPO Logistics Inc*	5,157	601,306
Total Industrial		24,693,686

Technology (8.52%)
ACI Worldwide Inc*	6,501	248,728
Blackbaud Inc	2,963	203,914
Brooks Automation Inc	4,091	340,208
CACI International Inc*	1,397	309,212
CDK Global Inc	6,744	338,144
Ceridian HCM Holding Inc*	6,947	622,868
Cirrus Logic Inc*	3,261	266,685
CMC Materials Inc	1,695	288,998
CommVault Systems Inc*	2,533	161,428
Concentrix Corp*	2,380	293,954
Cree Inc*	6,115	693,808
Fair Isaac Corp*,(a)	1,637	749,009
J2 Global Inc*	2,375	264,528
Lumentum Holdings Inc*	4,247	382,230
Manhattan Associates Inc*	3,548	436,227
MAXIMUS Inc	3,508	285,130
MKS Instruments Inc	3,055	503,770
Monolithic Power Systems Inc(a)	2,353	881,246
NCR Corp*	7,171	249,264
NetScout Systems Inc*	3,968	111,977
Perspecta Inc	7,582	221,394
PTC Inc*,(a)	5,837	799,319
Qualys Inc*	1,539	149,529
Sailpoint Technologies Holdings Inc*	4,474	252,244
Science Applications International Corp	2,858	246,160
Semtech Corp*	3,680	269,781
Silicon Laboratories Inc*	2,527	393,555
Synaptics Inc*	1,913	256,399
Teradata Corp*	6,057	242,886
Total Technology		10,462,595

Utilities (2.95%)
ALLETE Inc	2,880	178,934
Black Hills Corp	3,620	214,159
Essential Utilities Inc	12,576	528,947
Hawaiian Electric Industries Inc	6,349	221,961
IDACORP Inc	2,936	253,201
National Fuel Gas Co	5,201	236,333
New Jersey Resources Corp	5,564	218,610
NorthWestern Corp	3,039	177,721
OGE Energy Corp	11,085	324,458
ONE Gas Inc	3,072	205,732
PNM Resources Inc	4,449	213,596
Southwest Gas Holdings Inc	3,218	200,642
Spire Inc	3,071	203,976
UGI Corp	11,636	445,775
Total Utilities		3,624,045

Total Common Stock (Cost $74,413,596)		121,743,538

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

Security Description	Shares	Value (Note 1)
United States Treasury Bills (0.65%)
0.032%, 04/15/21 (Cost $799,919)(a)	800,000	$799,960

Total Investments (Cost $75,213,515)(b) (99.81%)		$122,543,498
Other Net Assets (0.19%)		234,081
Net Assets (100.00%)		$122,777,579

* Non-income producing security.

(a) A portion of these shares have been pledged in connection with obligations for futures contracts.

(b) Aggregate cost for federal income tax purpose is $75,313,681.

At February 28, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$51,131,115
Unrealized depreciation	(3,901,298)
Net unrealized appreciation	$47,229,817

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Futures contracts at February 28, 2021:
Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
4 / MAR 2021 / Long / CME	$972,900	$997,880	$24,980

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited)	2/28/21

Security Description	Shares	Value (Note 1)
Common Stock (99.57%)

Basic Materials (4.83%)
AdvanSix Inc*	1,999	$55,572
Allegheny Technologies Inc*	8,716	171,357
American Vanguard Corp	1,902	37,127
Arconic Corp*	6,526	143,050
Balchem Corp	2,175	259,608
Carpenter Technology Corp	2,439	99,170
Century Aluminum Co*	3,565	48,947
Clearwater Paper Corp*	1,183	41,417
Cleveland-Cliffs Inc	26,841	358,059
Ferro Corp*	5,477	86,920
GCP Applied Technologies Inc*	3,238	80,270
Glatfelter Corp	3,163	50,766
Hawkins Inc	677	42,380
HB Fuller Co	3,467	194,395
Innospec Inc	1,642	164,939
Kaiser Aluminum Corp	1,057	120,604
Koppers Holdings Inc*	1,482	49,514
Kraton Corp*	2,121	78,880
Livent Corp*	9,782	182,141
Mercer International Inc	2,867	44,066
Neenah Inc	1,204	66,605
Quaker Chemical Corp	878	247,930
Rayonier Advanced Materials Inc*	3,576	33,078
Rogers Corp*	1,243	225,580
Schweitzer-Mauduit International Inc	2,213	103,347
Stepan Co	1,434	173,069
Total Basic Materials		3,158,791

Communications (4.54%)
ADTRAN Inc	3,425	57,677
AMC Networks Inc*	1,982	129,999
ATN International Inc	779	37,922
CalAmp Corp*	2,444	27,299
Cincinnati Bell Inc*	3,611	55,176
Cogent Communications Holdings Inc	2,815	168,478
Consolidated Communications Holdings Inc*	5,162	27,152
ePlus Inc*	899	85,009
The EW Scripps Co	3,903	73,454
Extreme Networks Inc*	8,707	79,843
Gannett Co Inc*	9,383	46,446
Harmonic Inc*	6,868	53,193
HealthStream Inc*	1,832	42,686
Iridium Communications Inc*,(a)	7,807	$299,086
Liquidity Services Inc*	1,928	30,096
Meredith Corp	2,879	71,342
NETGEAR Inc*	2,159	86,360
NIC Inc	4,482	155,570
Perficient Inc*	2,197	122,351
Plantronics Inc	2,344	94,909
QuinStreet Inc*	3,238	77,356
Scholastic Corp	2,201	63,389
Shenandoah Telecommunications Co	3,356	148,839
Shutterstock Inc	1,371	120,963
Spok Holdings Inc	1,420	15,222
Stamps.com Inc*	1,161	211,221
TechTarget Inc*	1,643	137,404
Viavi Solutions Inc*	15,351	248,456
Vonage Holdings Corp*	15,519	205,161
Total Communications		2,972,059

Consumer, Cyclical (16.63%)
Abercrombie & Fitch Co	4,152	113,640
Albany International Corp	2,054	162,369
Allegiant Travel Co	873	220,162
American Axle & Manufacturing Holdings Inc*	8,056	78,707
America’s Car-Mart Inc*	442	59,670
Asbury Automotive Group Inc*	1,290	218,591
Barnes & Noble Education Inc*	2,006	12,979
Bed Bath & Beyond Inc	8,387	225,275
Big Lots Inc	2,400	152,496
BJ’s Restaurants Inc*	1,372	76,187
Bloomin’ Brands Inc	5,356	133,043
Boot Barn Holdings Inc*	1,930	116,611
Brinker International Inc	3,014	206,730
The Buckle Inc	2,045	78,610
Caleres Inc	2,523	40,015
Callaway Golf Co	6,331	176,951
The Cato Corp	1,556	19,201
Cavco Industries Inc*	571	120,430
Century Communities Inc*	1,525	84,378
The Cheesecake Factory Inc	2,129	116,989
Chico’s FAS Inc	8,496	22,854
The Children’s Place Inc*	1,039	71,951
Chuy’s Holdings Inc*	1,345	55,145
Conn’s Inc*	1,366	19,384
Cooper Tire & Rubber Co	3,382	193,586
Cooper-Standard Holdings Inc*	1,206	43,199
Core-Mark Holding Co Inc	3,031	98,750
Crocs Inc*,(a)	4,536	348,002
Daktronics Inc	3,035	$16,419
Dave & Buster’s Entertainment Inc*	3,158	128,246
Designer Brands Inc	3,952	49,360
Dine Brands Global Inc	1,098	86,863
Dorman Products Inc*	1,941	193,537
El Pollo Loco Holdings Inc*	1,399	25,644
Ethan Allen Interiors Inc	1,450	37,149
Fiesta Restaurant Group Inc*	1,450	22,127
Fossil Group Inc*	3,328	50,386
GameStop Corp*	3,657	372,063
Genesco Inc*	1,020	45,839
Gentherm Inc*	2,195	155,384
G-III Apparel Group Ltd*	3,083	88,760
GMS Inc*	3,020	110,532
Group 1 Automotive Inc	1,145	174,544
Guess? Inc	2,510	63,277
Haverty Furniture Cos Inc	1,111	40,185
Hawaiian Holdings Inc	3,337	89,498
Hibbett Sports Inc*	1,106	71,072
Installed Building Products Inc	1,478	161,634
Interface Inc	4,184	51,965
iRobot Corp*	1,874	232,582
Kontoor Brands Inc	3,132	132,327
La-Z-Boy Inc	3,092	131,750
LCI Industries	1,691	238,330
LGI Homes Inc*	1,484	162,127
Lumber Liquidators Holdings Inc*	1,940	48,054
M/I Homes Inc*	2,015	100,549
Macy’s Inc	20,860	317,281
The Marcus Corp	1,646	32,327
MarineMax Inc*	1,536	68,582
MDC Holdings Inc	3,367	190,471
Meritage Homes Corp*	2,469	208,161
Meritor Inc*	4,861	147,629
Methode Electronics Inc	2,510	97,714
The Michaels Cos Inc*	4,913	73,695
Monarch Casino & Resort Inc*	854	57,782
Motorcar Parts of America Inc*	1,357	28,877
Movado Group Inc	1,175	26,790
The ODP Corp	3,541	135,514
Oxford Industries Inc	1,123	85,618
PC Connection Inc	791	36,394
PetMed Express Inc	1,445	50,156
PriceSmart Inc	1,558	150,269
Red Robin Gourmet Burgers Inc*	926	28,419
Regis Corp*	1,731	20,339

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

Security Description	Shares	Value (Note 1)
Resideo Technologies Inc*	8,667	$208,181
Ruth’s Hospitality Group Inc	1,944	44,333
Sally Beauty Holdings Inc*	7,767	125,049
ScanSource Inc*	1,809	51,448
Shake Shack Inc*	2,372	281,035
Shoe Carnival Inc	640	31,334
Signet Jewelers Ltd*	3,501	174,280
SkyWest Inc	3,356	189,178
Sleep Number Corp*	1,847	253,279
Sonic Automotive Inc	1,578	72,762
Standard Motor Products Inc	1,447	60,788
Steven Madden Ltd	5,199	192,311
Titan International Inc	3,341	27,630
Tupperware Brands Corp*	3,285	100,422
Unifi Inc*	1,046	26,077
UniFirst Corp	1,013	245,440
Universal Electronics Inc*	997	58,015
Vera Bradley Inc*	1,892	17,955
Veritiv Corp*	911	21,664
Vista Outdoor Inc*	3,876	122,520
Wabash National Corp	3,874	64,231
Winnebago Industries Inc	2,254	156,878
Wolverine World Wide Inc	5,476	191,386
Zumiez Inc*	1,394	62,842
Total Consumer, Cyclical		10,881,164

Consumer, Non-Cyclical (17.43%)
The Aaron’s Co Inc	2,245	49,300
ABM Industries Inc	4,482	193,533
Addus HomeCare Corp*	991	106,602
Alarm.com Holdings Inc*	3,008	264,343
American Public Education Inc*	1,102	32,443
AMN Healthcare Services Inc*	3,159	230,196
Amphastar Pharmaceuticals Inc*	2,454	43,019
The Andersons Inc	2,041	53,352
AngioDynamics Inc*	2,694	56,439
ANI Pharmaceuticals Inc*	753	21,912
Anika Therapeutics Inc*	1,022	37,507
Arlo Technologies Inc*	5,260	36,610
B&G Foods Inc	4,291	130,146
Calavo Growers Inc	1,172	88,193
Cal-Maine Foods Inc*	2,229	84,925
Cardiovascular Systems Inc*	2,591	107,008
Cardtronics PLC*	2,368	91,286
Celsius Holdings Inc*	1,764	105,011
Central Garden & Pet Co*	702	32,011
Central Garden & Pet Co - Class A*	2,610	108,341
The Chefs’ Warehouse Inc*	1,825	56,831
Coca-Cola Consolidated Inc	308	79,051
Coherus Biosciences Inc*	4,320	70,157
Community Health Systems Inc*	7,521	64,380
CONMED Corp	1,921	236,398
Corcept Therapeutics Inc*	6,992	175,849
CoreCivic Inc	5,135	36,869
CorVel Corp*	641	65,062
Covetrus Inc*	6,600	245,256
Cross Country Healthcare Inc*	2,325	25,831
CryoLife Inc*	2,686	67,822
Cutera Inc*	1,019	35,991
Cytokinetics Inc*	4,349	81,457
Deluxe Corp	2,788	110,210
Eagle Pharmaceuticals Inc*	724	32,218
elf Beauty Inc*	2,547	65,331
Enanta Pharmaceuticals Inc*	1,144	56,422
Endo International PLC*	14,456	114,636
The Ensign Group Inc	3,398	$278,704
EVERTEC Inc	4,010	155,989
Forrester Research Inc*	760	34,337
Fresh Del Monte Produce Inc	2,169	55,830
Fulgent Genetics Inc*	811	82,122
Glaukos Corp*	2,792	264,012
Green Dot Corp*	3,393	160,353
Hanger Inc*	2,674	58,775
Heidrick & Struggles International Inc	1,373	49,277
Heska Corp*	504	94,954
HMS Holdings Corp*	5,951	218,908
Innoviva Inc*	4,184	47,823
Inogen Inc*	1,307	68,604
Integer Holdings Corp*	2,197	193,753
Inter Parfums Inc	1,262	92,341
Invacare Corp	2,727	24,816
J & J Snack Foods Corp	883	140,185
John B Sanfilippo & Son Inc	629	54,383
Kelly Services Inc	2,377	49,489
Korn Ferry	3,604	221,826
Lannett Co Inc*	2,397	14,526
Lantheus Holdings Inc*	4,729	88,338
LeMaitre Vascular Inc	1,174	60,332
Luminex Corp	3,084	100,292
Magellan Health Inc*	1,559	145,486
Medifast Inc	695	175,828
MEDNAX Inc*	5,746	140,375
Meridian Bioscience Inc*	2,867	60,436
Merit Medical Systems Inc*	3,282	182,873
MGP Ingredients Inc	951	60,750
ModivCare Inc*	822	105,430
Monro Inc	2,226	137,990
Myriad Genetics Inc*	4,997	152,359
National Beverage Corp	1,666	79,402
Natus Medical Inc*	2,441	63,246
NeoGenomics Inc*,(a)	7,478	381,135
Omnicell Inc*,(a)	2,815	357,224
OraSure Technologies Inc*	4,421	46,863
Orthofix Medical Inc*	1,364	63,440
Owens & Minor Inc	4,502	153,113
Pacira BioSciences Inc*	2,858	210,063
The Pennant Group Inc*	1,684	88,882
Perdoceo Education Corp*	4,611	59,344
Phibro Animal Health Corp	1,453	31,341
Quanex Building Products Corp	2,375	57,784
R1 RCM Inc*	7,955	219,876
RadNet Inc*	2,988	55,099
REGENXBIO Inc*	1,997	81,697
Rent-A-Center Inc	3,257	188,124
Resources Connection Inc	2,156	27,511
Select Medical Holdings Corp*	7,206	228,070
Seneca Foods Corp*	554	30,171
The Simply Good Foods Co*	5,604	163,469
SpartanNash Co	2,603	47,453
Spectrum Pharmaceuticals Inc*	8,092	27,756
Supernus Pharmaceuticals Inc*	3,522	94,636
Surmodics Inc*	970	50,586
Tactile Systems Technology Inc*	1,362	69,217
Team Inc*	2,174	24,110
Tivity Health Inc*	2,501	59,524
TrueBlue Inc*	2,412	50,242
United Natural Foods Inc*	3,819	101,013
Universal Corp	1,631	82,887
US Physical Therapy Inc	855	100,240
USANA Health Sciences Inc*	735	71,339
Vanda Pharmaceuticals Inc*	3,820	$71,243
Varex Imaging Corp*	2,748	63,012
Vector Group Ltd	8,486	115,834
Viad Corp	1,455	60,877
WD-40 Co	918	286,187
Xencor Inc*	3,632	178,949
Total Consumer, Non-Cyclical		11,404,403

Energy (4.12%)
Archrock Inc	9,140	94,233
Bonanza Creek Energy Inc*	1,330	42,467
Bristow Group Inc*	749	19,938
Callon Petroleum Co*	2,796	71,494
CONSOL Energy Inc*	2,184	23,609
Core Laboratories NV	2,961	105,234
DMC Global Inc	786	49,510
Dril-Quip Inc*	2,345	79,636
Exterran Corp*	2,279	12,466
FutureFuel Corp	1,848	27,129
Green Plains Inc*	2,420	61,274
Helix Energy Solutions Group Inc*	10,407	50,994
Helmerich & Payne Inc	7,226	207,603
Laredo Petroleum Inc*	645	21,021
Matador Resources Co*	5,587	116,712
Matrix Service Co*	1,945	26,394
Nabors Industries Ltd	484	53,729
NOW Inc*	3,819	40,596
Oceaneering International Inc*	7,086	83,615
Oil States International Inc*	4,333	31,761
Par Pacific Holdings Inc*	2,639	46,631
Patterson-UTI Energy Inc	12,535	92,759
PBF Energy Inc	6,616	93,947
PDC Energy Inc*	6,631	231,753
Penn Virginia Corp*	964	14,113
ProPetro Holding Corp*	5,898	67,650
QEP Resources Inc	17,032	58,590
Range Resources Corp*	14,947	144,089
Renewable Energy Group Inc*	2,628	204,380
REX American Resources Corp*	401	37,722
RPC Inc*	3,687	23,412
SM Energy Co	7,598	105,308
Southwestern Energy Co*	38,772	157,027
SunCoke Energy Inc	6,488	41,458
Talos Energy Inc*	1,436	15,207
US Silica Holdings Inc	5,269	70,130
Warrior Met Coal Inc	3,658	70,124
Total Energy		2,693,715

Financial (23.60%)
Banks (9.23%)
Allegiance Bancshares Inc	1,371	51,618
Ameris Bancorp	4,690	223,432
BancFirst Corp	782	49,954
BankUnited Inc	5,511	221,487
Banner Corp	2,364	122,408
Cadence BanCorp	8,469	173,784
Central Pacific Financial Corp	2,032	45,984
City Holding Co	1,050	78,971
Columbia Banking System Inc	4,815	213,256
Community Bank System Inc	3,580	254,860
Customers Bancorp Inc*	2,063	55,247
CVB Financial Corp	8,520	182,413
Dime Community Bancshares Inc	1,430	42,056
Eagle Bancorp Inc	2,155	105,358

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

Security Description	Shares	Value (Note 1)
FB Financial Corp	2,073	$87,916
First BanCorp (Puerto Rico)	14,668	153,867
First Bancorp	1,215	48,928
First Commonwealth Financial Corp	6,398	85,797
First Financial Bancorp	6,589	147,791
First Hawaiian Inc	7,746	216,036
First Midwest Bancorp Inc	7,877	155,807
Flagstar Bancorp Inc	2,709	117,544
Great Western Bancorp Inc	3,661	98,225
Hanmi Financial Corp	2,228	38,143
Heritage Financial Corp	2,622	67,884
Hilltop Holdings Inc	4,320	142,733
HomeStreet Inc	1,518	65,213
Hope Bancorp Inc	8,287	109,057
Independent Bank Corp	2,204	188,464
Independent Bank Group Inc	2,447	170,531
Meta Financial Group Inc	2,226	98,590
National Bank Holdings Corp	2,037	78,934
NBT Bancorp Inc	2,917	105,683
OFG Bancorp	3,677	71,003
Old National Bancorp	11,042	200,191
Park National Corp	722	89,528
Preferred Bank	974	56,443
Renasant Corp	3,777	148,361
S&T Bancorp Inc	2,760	79,709
Seacoast Banking Corp of Florida*	3,790	136,251
ServisFirst Bancshares Inc	3,122	154,726
Simmons First National Corp	7,244	212,104
Southside Bancshares Inc	2,091	72,307
Tompkins Financial Corp	877	67,818
Triumph Bancorp Inc*	1,512	115,970
TrustCo Bank Corp NY	6,942	47,761
United Community Banks Inc	5,657	187,020
Veritex Holdings Inc	3,383	98,378
Walker & Dunlop Inc	1,944	193,739
Westamerica BanCorp	1,810	108,799
		6,038,079
Diversified Financial Service (1.68%)
Blucora Inc*	3,505	56,781
Boston Private Financial Holdings Inc	5,474	75,322
Brightsphere Investment Group Inc	2,638	47,748
Encore Capital Group Inc*	1,980	66,172
Enova International Inc*	2,418	74,233
EZCORP Inc*	4,257	20,434
Greenhill & Co Inc	1,066	16,086
Mr Cooper Group Inc*	4,777	150,237
Piper Sandler Cos	918	97,602
PRA Group Inc*	3,048	112,349
StoneX Group Inc*	1,166	67,267
Virtus Investment Partners Inc	481	120,683
Waddell & Reed Financial Inc	4,381	109,919
WisdomTree Investments Inc	8,449	44,780
World Acceptance Corp*	304	38,471
		1,098,084
Insurance (2.68%)
Ambac Financial Group Inc*	3,262	55,291
American Equity Investment Life Holding Co	6,150	169,925
AMERISAFE Inc	1,293	75,666
Assured Guaranty Ltd	5,373	237,594
eHealth Inc*	1,783	105,946
Employers Holdings Inc	1,968	65,515
HCI Group Inc	459	$26,562
Horace Mann Educators Corp	2,779	107,103
James River Group Holdings Ltd	2,043	93,794
NMI Holdings Inc*	5,506	125,867
Palomar Holdings Inc*	1,266	107,775
ProAssurance Corp	3,853	95,362
Safety Insurance Group Inc	941	74,414
SiriusPoint Ltd*	5,736	58,565
Stewart Information Services Corp	1,698	80,146
Trupanion Inc*	1,947	188,392
United Fire Group Inc	1,524	44,882
United Insurance Holdings Corp	1,680	10,450
Universal Insurance Holdings Inc	2,188	32,579
		1,755,828
Real Estate (8.54%)
Acadia Realty Trust	5,770	109,111
Agree Realty Corp	3,443	222,280
Alexander & Baldwin Inc	4,865	84,992
American Assets Trust Inc	3,435	106,760
Apollo Commercial Real Estate Finance Inc	8,591	114,174
Armada Hoffler Properties Inc	3,969	51,240
ARMOUR Residential REIT Inc	4,218	50,911
Brandywine Realty Trust	11,409	139,532
Capstead Mortgage Corp	6,776	38,826
CareTrust REIT Inc	6,403	142,019
Centerspace	832	57,100
Chatham Lodging Trust	3,361	46,819
Community Healthcare Trust Inc	1,456	63,816
DiamondRock Hospitality Co*	13,438	135,993
Diversified Healthcare Trust	17,040	76,680
Easterly Government Properties Inc	5,311	116,736
Essential Properties Realty Trust Inc	6,473	150,174
Four Corners Property Trust Inc	4,936	133,716
Franklin Street Properties Corp	7,680	38,093
The GEO Group Inc	6,097	43,898
Getty Realty Corp	2,449	68,523
Global Net Lease Inc	5,985	111,201
Granite Point Mortgage Trust Inc	3,929	43,848
Hersha Hospitality Trust*	2,572	28,601
Independence Realty Trust Inc	6,510	91,400
Industrial Logistics Properties Trust	4,361	92,758
Innovative Industrial Properties Inc	1,475	287,625
Invesco Mortgage Capital Inc	12,843	49,959
iStar Inc	5,281	93,579
Kite Realty Group Trust	5,604	107,429
KKR Real Estate Finance Trust Inc	1,729	31,865
Lexington Realty Trust	18,513	198,459
LTC Properties Inc	2,624	107,348
Mack-Cali Realty Corp	5,931	82,856
Marcus & Millichap Inc*	1,681	63,659
National Storage Affiliates Trust	4,249	163,799
New York Mortgage Trust Inc	26,171	109,133
NexPoint Residential Trust Inc	1,473	60,452
Office Properties Income Trust	3,225	81,560
PennyMac Mortgage Investment Trust	6,675	126,625
RE/MAX Holdings Inc	1,277	53,276
Ready Capital Corp	2,655	34,834
Realogy Holdings Corp*	7,684	115,875
Redwood Trust Inc	7,449	73,298
Retail Opportunity Investments Corp	7,888	$124,709
Retail Properties of America Inc	11,791	124,159
RPT Realty	5,757	63,154
Safehold Inc	946	72,133
Saul Centers Inc	843	29,859
SITE Centers Corp	7,638	101,891
The St Joe Co	2,077	104,535
Summit Hotel Properties Inc	7,532	77,956
Tanger Factory Outlet Centers Inc	6,653	104,718
Uniti Group Inc	15,491	184,498
Universal Health Realty Income Trust	931	57,675
Urstadt Biddle Properties Inc	2,141	34,513
Washington Real Estate Investment Trust	5,482	123,455
Whitestone REIT	2,910	27,209
Xenia Hotels & Resorts Inc	7,607	151,912
		5,583,208
Savings&Loans (1.47%)
Axos Financial Inc*	3,481	161,066
Banc of California Inc	3,213	59,633
Berkshire Hills Bancorp Inc	3,076	62,012
Brookline Bancorp Inc	5,713	81,296
Capitol Federal Financial Inc	8,849	117,780
Northfield Bancorp Inc	3,099	42,425
Northwest Bancshares Inc	8,469	119,582
Pacific Premier Bancorp Inc	5,653	227,816
Provident Financial Services Inc	4,301	87,009
		958,619

Total Financial		15,433,818

Industrial (17.64%)
AAON Inc	2,740	211,254
AAR Corp	2,354	93,642
Advanced Energy Industries Inc	2,577	269,168
Aegion Corp*	2,203	56,948
Aerojet Rocketdyne Holdings Inc	4,783	245,224
AeroVironment Inc*	1,474	162,258
Alamo Group Inc	694	105,925
American Woodmark Corp*	1,115	104,152
Apogee Enterprises Inc	1,901	71,097
Applied Industrial Technologies Inc	2,579	220,169
Applied Optoelectronics Inc*	1,515	14,127
ArcBest Corp	1,691	99,752
Arcosa Inc	3,250	184,373
Astec Industries Inc	1,504	102,152
Atlas Air Worldwide Holdings Inc*	1,748	96,367
AZZ Inc	1,735	88,641
Badger Meter Inc	1,957	212,511
Barnes Group Inc	3,125	163,594
Bel Fuse Inc	725	12,869
Benchmark Electronics Inc	2,427	68,927
Boise Cascade Co	2,635	131,592
Brady Corp	3,226	169,075
Chart Industries Inc*,(a)	2,369	338,980
CIRCOR International Inc*	1,426	50,780
Comfort Systems USA Inc	2,452	151,877
Comtech Telecommunications Corp	1,747	46,959
Dorian LPG Ltd*	2,072	25,796
DXP Enterprises Inc*	1,147	34,456

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

Security Description	Shares	Value (Note 1)
Echo Global Logistics Inc*	1,955	$54,466
Encore Wire Corp	1,373	89,973
Enerpac Tool Group Corp	3,859	95,317
EnPro Industries Inc	1,372	110,226
ESCO Technologies Inc	1,750	184,923
Exponent Inc(a)	3,470	334,751
Fabrinet*	2,458	217,115
FARO Technologies Inc*	1,246	116,451
Federal Signal Corp	4,041	147,133
Forward Air Corp	1,881	161,333
Franklin Electric Co Inc	2,577	193,430
Gibraltar Industries Inc*	2,180	190,423
Granite Construction Inc	3,111	106,956
The Greenbrier Cos Inc	2,334	109,815
Griffon Corp	3,050	75,030
Harsco Corp*	5,252	85,923
Haynes International Inc	896	25,025
Heartland Express Inc	3,348	60,934
Hillenbrand Inc	5,024	233,415
Hub Group Inc*	2,241	129,037
Ichor Holdings Ltd*	1,611	68,886
Insteel Industries Inc	1,310	40,453
Itron Inc*	2,522	295,679
John Bean Technologies Corp	2,133	314,767
Kaman Corp	1,860	90,508
Knowles Corp*	6,335	131,705
Lindsay Corp	723	115,861
Lydall Inc*	1,255	43,712
Marten Transport Ltd	4,171	67,487
Materion Corp	1,352	92,585
Matson Inc	2,896	200,606
Matthews International Corp	2,244	80,111
Mesa Laboratories Inc	287	78,038
Moog Inc	2,006	155,786
Mueller Industries Inc	3,818	155,164
Myers Industries Inc	2,544	56,324
MYR Group Inc*	1,192	70,268
National Presto Industries Inc	360	36,839
Olympic Steel Inc	881	15,717
OSI Systems Inc*	1,130	106,921
Park Aerospace Corp	1,578	21,918
Patrick Industries Inc	1,482	116,974
PGT Innovations Inc*	3,924	92,567
Plexus Corp*	1,956	164,265
Powell Industries Inc	713	22,196
Proto Labs Inc*,(a)	1,786	260,184
Raven Industries Inc	2,386	93,531
Saia Inc*,(a)	1,758	352,532
Sanmina Corp*	4,330	154,235
SEACOR Holdings Inc*	1,257	53,435
SMART Global Holdings Inc*	942	43,982
SPX Corp*	2,989	166,159
SPX FLOW Inc*	2,852	175,569
Standex International Corp	892	87,470
Sturm Ruger & Co Inc	1,189	81,090
Tennant Co	1,234	94,031
TimkenSteel Corp*	2,857	23,085
Tredegar Corp	1,767	26,929
Trinseo SA	2,559	165,593
Triumph Group Inc	3,587	52,263
TTM Technologies Inc*	6,638	$93,729
UFP Industries Inc	4,112	250,832
US Concrete Inc*	1,136	58,459
US Ecology Inc*	1,822	69,619
Vicor Corp*	1,349	132,863
Watts Water Technologies Inc	1,845	210,496
Total Industrial		11,535,764

Technology (9.36%)
3D Systems Corp*,(a)	8,262	296,110
8x8 Inc*	6,972	238,512
Agilysys Inc*	1,424	84,856
Allscripts Healthcare Solutions Inc*	8,964	138,315
Axcelis Technologies Inc*	2,322	85,612
BM Technologies Inc*	317	3,994
Bottomline Technologies DE Inc*	2,588	116,149
CEVA Inc*	1,480	90,620
Cohu Inc	2,793	121,356
Computer Programs and Systems Inc	894	28,116
CSG Systems International Inc	2,212	102,084
CTS Corp	2,147	69,069
Cubic Corp	2,106	146,262
Diebold Nixdorf Inc*	5,500	79,860
Digi International Inc*	2,028	47,374
Diodes Inc*	2,808	220,484
Donnelley Financial Solutions Inc*	2,235	58,088
DSP Group Inc*	1,647	25,644
Ebix Inc	1,594	38,862
ExlService Holdings Inc*	2,297	194,372
FormFactor Inc*	5,154	233,837
Glu Mobile Inc*	8,249	102,948
Insight Enterprises Inc*	2,358	197,105
Kulicke & Soffa Industries Inc	4,158	207,318
LivePerson Inc*	4,137	271,470
ManTech International Corp	1,815	141,860
MaxLinear Inc*	4,450	176,977
MicroStrategy Inc*	486	364,699
MTS Systems Corp	1,275	74,409
NextGen Healthcare Inc*	3,468	64,852
OneSpan Inc*	2,332	54,476
Onto Innovation Inc*	3,282	204,994
PDF Solutions Inc*	1,992	36,573
Photronics Inc*	4,813	57,323
Pitney Bowes Inc	9,991	84,724
Power Integrations Inc(a)	4,019	355,159
Progress Software Corp	3,012	128,130
Rambus Inc*	7,582	159,070
Simulations Plus Inc	871	62,468
SPS Commerce Inc*	2,361	237,824
Sykes Enterprises Inc*	2,760	112,774
Tabula Rasa HealthCare Inc*	1,408	57,094
TTEC Holdings Inc	1,265	106,437
Ultra Clean Holdings Inc*	2,695	124,994
Unisys Corp*	3,709	91,056
Veeco Instruments Inc*	3,502	75,293
Xperi Holding Corp	7,293	153,882
Total Technology		6,123,485
Utilities (1.42%)
American States Water Co	2,480	$181,164
Avista Corp	4,542	182,634
California Water Service Group	3,304	181,555
Chesapeake Utilities Corp	1,162	122,858
Northwest Natural Holding Co	2,034	97,612
South Jersey Industries Inc	6,618	166,178
Total Utilities		932,001

Total Common Stock (Cost $40,628,131)		65,135,200

Right (0.00%)
Lantheus Holdings Inc (Cost $0)(b)	6,190	0

United States Treasury Bills (0.15%)
Lantheus Holdings Inc (Cost $0)(b)	100,000	99,995

Total Investments (Cost $40,728,121)(c) (99.73%)		$65,235,195
Other Net Assets (0.27%)		179,230
Net Assets (100.00%)		$65,414,425

* Non-income producing security.

(a) A portion of these shares have been pledged in connection with obligations for futures contracts.

(b) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value securities is $0.

(c) Aggregate cost for federal income tax purpose is $40,754,337.

At February 28, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$27,916,383
Unrealized depreciation	(3,435,525)
Net unrealized appreciation	$24,480,858

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Futures contracts at February 28, 2021:
Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Depreciation
2 / MAR 2021 / Long / CME	$227,825	$219,920	$(7,905)

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited)	2/28/21

Security Description	Shares	Value (Note 1)
Common Stock (94.10%)

Basic Materials (3.87%)
Dow Inc(a)	35,000	$2,075,850
DuPont de Nemours Inc(a)	25,000	1,758,000
Linde PLC	5,000	1,221,350
Newmont Corp(a)	22,200	1,207,236
Sensient Technologies Corp(a)	8,500	661,725
Total Basic Materials		6,924,161

Communications (14.68%)
Alphabet Inc - Class A*	1,100	2,224,101
Alphabet Inc - Class C*	1,100	2,240,546
Amazon.com Inc*,(a)	1,500	4,639,395
AT&T Inc(a)	30,000	836,700
Cisco Systems Inc(a)	52,500	2,355,675
Comcast Corp(a)	32,500	1,713,400
Facebook Inc*	11,200	2,885,344
Motorola Solutions Inc(a)	11,300	1,982,924
T-Mobile US Inc*,(a)	15,600	1,871,532
Verizon Communications Inc(a)	54,300	3,002,790
The Walt Disney Co*,(a)	13,300	2,514,232
Total Communications		26,266,639

Consumer, Cyclical (7.35%)
Amerityre Corp*,(a)	20,000,000	1,642,000
Costco Wholesale Corp(a)	5,900	1,952,900
Dollar General Corp(a)	11,000	2,078,890
Domino’s Pizza Inc(a)	5,000	1,732,550
Ford Motor Co*	120,000	1,404,000
The Home Depot Inc(a)	11,100	2,867,574
Target Corp(a)	8,000	1,467,520
Total Consumer, Cyclical		13,145,434

Consumer, Non-Cyclical (17.24%)
Abbott Laboratories	14,000	1,676,920
AbbVie Inc	10,000	1,077,400
AmerisourceBergen Corp	10,000	1,012,200
Amgen Inc(a)	8,500	1,911,820
Anthem Inc(a)	6,000	1,819,140
Biogen Inc*,(a)	7,300	1,992,024
Boston Scientific Corp*,(a)	55,000	2,132,900
Bristol-Myers Squibb Co(a)	7,500	459,975
Colgate-Palmolive Co	7,400	556,480
Conagra Brands Inc(a)	23,000	780,390
CVS Health Corp(a)	27,400	1,866,762
Gilead Sciences Inc(a)	10,000	614,000
Johnson & Johnson(a)	12,600	1,996,596
Merck & Co Inc(a)	10,000	726,200
PayPal Holdings Inc*,(a)	7,000	1,818,950
Pfizer Inc(a)	53,800	1,801,762
Quest Diagnostics Inc(a)	17,500	2,022,825
Regeneron Pharmaceuticals Inc*,(a)	3,700	1,667,109
Sprouts Farmers Market Inc*,(a)	141,800	2,993,398
Vertex Pharmaceuticals Inc*,(a)	8,400	1,785,420
Viatris Inc*,(a)	10,000	148,500
Total Consumer, Non-Cyclical		30,860,771

Energy (6.65%)
BP PLC	52,000	$1,269,320
Chevron Corp	35,200	3,520,000
ConocoPhillips	16,000	832,160
Exxon Mobil Corp	45,000	2,446,650
Phillips 66(a)	23,000	1,910,150
Royal Dutch Shell PLC(a)	20,000	820,600
Schlumberger NV(a)	39,100	1,091,281
Total Energy		11,890,161

Financial (19.77%)
Banks (11.34%)
Bank of America Corp	90,000	3,123,900
Citigroup Inc	36,300	2,391,444
The Goldman Sachs Group Inc	11,000	3,514,280
JPMorgan Chase & Co	23,000	3,384,910
Morgan Stanley(a)	45,000	3,459,150
SVB Financial Group*,(a)	4,000	2,021,440
US Bancorp(a)	10,000	500,000
Wells Fargo & Co(a)	52,500	1,898,925
		20,294,049
Diversified Financial Service (6.12%)
Capital One Financial Corp(a)	16,000	1,923,040
Cboe Global Markets Inc(a)	20,000	1,979,200
The Charles Schwab Corp(a)	34,000	2,098,480
Discover Financial Services(a)	15,000	1,411,050
Mastercard Inc(a)	10,000	3,538,500
		10,950,270
Insurance (0.32%)
Principal Financial Group Inc(a)	10,000	565,800

Real Estate (1.99%)
American Tower Corp(a)	7,800	1,685,814
Equinix Inc(a)	2,900	1,880,186
		3,566,000

Total Financial		35,376,119

Industrial (8.66%)
Atlas Corp(a)	25,000	335,750
Carrier Global Corp(a)	11,000	401,830
Caterpillar Inc	12,000	2,590,560
Deere & Co(a)	6,600	2,304,192
FedEx Corp(a)	7,100	1,806,950
Lockheed Martin Corp(a)	5,300	1,750,325
Masco Corp(a)	30,000	1,596,600
Otis Worldwide Corp(a)	6,000	382,260
Raytheon Technologies Corp(a)	32,700	2,354,073
Union Pacific Corp(a)	9,600	1,977,216
Total Industrial		15,499,756

Technology (13.52%)
Adobe Inc*,(a)	4,500	2,068,515
Apple Inc	40,700	4,935,282
Fiserv Inc*,(a)	15,000	1,730,550
Intel Corp	26,000	1,580,280
Intuit Inc(a)	4,000	1,560,560
Microsoft Corp(a)	18,000	4,182,840
Oracle Corp(a)	43,000	$2,773,930
QUALCOMM Inc(a)	12,200	1,661,518
salesforce.com Inc*,(a)	8,500	1,840,250
Seagate Technology PLC(a)	10,000	732,300
Take-Two Interactive Software Inc*,(a)	6,100	1,125,206
Total Technology		24,191,231

Utilities (2.36%)
American Electric Power Co Inc(a)	1,200	89,820
Consolidated Edison Inc	16,200	1,063,530
Dominion Energy Inc(a)	24,400	1,667,008
Duke Energy Corp(a)	16,300	1,395,117
Total Utilities		4,215,475

Total Common Stock (Cost $147,344,046)		168,369,747

United States Treasury Bills (5.48%)
0.032%, 04/15/21 (Cost $9,799,193)(a)	9,800,000	9,799,510

Total Investments (Cost $157,143,239)(b) (99.58%)		$178,169,257
Other Net Assets (0.42%)		750,950
Net Assets (100.00%)		$178,920,207

* Non-income producing security.

(a) A portion of these shares have been pledged to cover collateral requirements for written options contracts.

(b) Aggregate cost for federal income tax purpose is $155,936,909.

At February 28, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$28,457,931
Unrealized depreciation	(6,225,583)
Net unrealized appreciation	$22,232,348

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	3/19/2021	(40)	$115.00	$460,000	$(26,000)
AbbVie Inc	3/19/2021	(30)	115.00	345,000	(1,800)
Adobe Inc	3/19/2021	(15)	510.00	765,000	(2,625)
American Electric Power Co Inc	3/19/2021	(12)	85.00	102,000	(120)
AmerisourceBergen Corp	3/19/2021	(30)	110.00	330,000	(4,410)
Amgen Inc	3/19/2021	(30)	255.00	765,000	(1,050)
Anthem Inc	3/19/2021	(15)	330.00	495,000	(2,625)
Bank of America Corp	3/19/2021	(100)	37.00	370,000	(3,500)
Boston Scientific Corp	3/19/2021	(150)	39.00	585,000	(20,700)
Bristol-Myers Squibb Co	3/19/2021	(20)	70.00	140,000	(160)
The Charles Schwab Corp	3/19/2021	(40)	60.00	240,000	(13,800)
Cboe Global Markets Inc	3/19/2021	(100)	105.00	1,050,000	(13,200)
Chevron Corp	3/19/2021	(42)	105.00	441,000	(6,930)
Cisco Systems Inc	3/19/2021	(125)	48.00	600,000	(1,875)
Citigroup Inc	3/19/2021	(63)	70.00	441,000	(5,418)
Colgate-Palmolive Co	3/19/2021	(24)	82.50	198,000	(192)
ConocoPhillips	3/19/2021	(30)	50.00	150,000	(10,950)
Deere & Co	3/19/2021	(16)	320.00	512,000	(55,200)
Domino’s Pizza Inc	3/19/2021	(20)	420.00	840,000	(260)
Dow Inc	3/19/2021	(50)	65.00	325,000	(2,050)
Exxon Mobil Corp	3/19/2021	(100)	57.50	575,000	(10,500)
Fiserv Inc	3/19/2021	(50)	115.00	575,000	(22,500)
The Goldman Sachs Group Inc	3/19/2021	(20)	330.00	660,000	(10,800)
The Home Depot Inc	3/19/2021	(31)	285.00	883,500	(2,170)
Johnson & Johnson	3/19/2021	(126)	170.00	2,142,000	(8,190)
JPMorgan Chase & Co	3/19/2021	(40)	155.00	620,000	(6,200)
Mastercard Inc	3/19/2021	(50)	355.00	1,775,000	(52,500)
Morgan Stanley	3/19/2021	(100)	82.50	825,000	(7,600)
Motorola Solutions Inc	3/19/2021	(113)	190.00	2,147,000	(9,040)
QUALCOMM Inc	3/19/2021	(22)	170.00	374,000	(330)
Regeneron Pharmaceuticals Inc	3/19/2021	(17)	550.00	935,000	(1,275)
salesforce.com Inc	3/19/2021	(25)	260.00	650,000	(950)
Schlumberger NV	3/19/2021	(91)	30.00	273,000	(6,643)
The Walt Disney Co	3/19/2021	(33)	200.00	660,000	(9,108)
Vertex Pharmaceuticals Inc	3/19/2021	(24)	240.00	576,000	(1,992)
Total Written Call Options (Premiums Received $316,837)				$22,824,500	$(322,663)

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited)	2/28/21

Security Description	Shares	Value (Note 1)
Common Stock (98.20%)

Communications (30.94%)
Internet (24.90%)
Alphabet Inc - Class A*	16,032	$32,415,261
Alphabet Inc - Class C*	17,592	35,832,441
Amazon.com Inc*,(a)	26,759	82,763,714
Baidu Inc*	22,411	6,352,622
Booking Holdings Inc*	3,323	7,737,639
CDW Corp	11,603	1,820,395
eBay Inc	55,942	3,156,248
Facebook Inc*,(a)	128,202	33,027,399
JD.com Inc*	70,720	6,638,486
Match Group Inc*	21,585	3,299,267
MercadoLibre Inc*	4,039	6,616,326
Netflix Inc*	35,853	19,319,389
Okta Inc*	9,735	2,545,216
Pinduoduo Inc*	24,215	4,144,639
Trip.com Group Ltd*	42,441	1,674,297
VeriSign Inc*	9,260	1,796,718
		249,140,057
Media (3.30%)
Charter Communications Inc*	16,220	$9,949,672
Comcast Corp	370,536	19,534,658
Fox Corp - Class A	26,337	877,285
Fox Corp - Class B	19,554	624,359
Sirius XM Holdings Inc	344,861	2,017,437
		33,003,411
Telecommunications (2.74%)
Cisco Systems Inc	342,914	15,386,551
T-Mobile US Inc*	100,726	12,084,098
		27,470,649

Total Communications		309,614,117

Consumer, Cyclical (9.19%)
Copart Inc*	19,162	2,091,724
Costco Wholesale Corp	35,807	11,852,118
Dollar Tree Inc*	19,086	1,874,246
Fastenal Co	46,586	2,160,193
Lululemon Athletica Inc*	10,137	3,159,500
Marriott International Inc	26,320	3,897,202
O’Reilly Automotive Inc*	5,879	$2,629,853
PACCAR Inc	28,114	2,558,093
Peloton Interactive Inc*	20,735	2,497,945
Ross Stores Inc	28,891	3,369,846
Starbucks Corp	95,249	10,289,749
Tesla Inc*	62,560	42,259,280
Walgreens Boots Alliance Inc	70,271	3,368,089
Total Consumer, Cyclical		92,007,838

Consumer, Non-Cyclical (12.95%)
Alexion Pharmaceuticals Inc*	17,759	2,712,687
Align Technology Inc*	6,398	3,628,370
Amgen Inc	47,244	10,626,120
Automatic Data Processing Inc	34,799	6,055,722
Biogen Inc*	12,488	3,407,725
Cintas Corp	8,490	2,753,647
DexCom Inc*	7,792	3,099,502
Gilead Sciences Inc	101,727	6,246,038
IDEXX Laboratories Inc*	6,922	3,600,617
Illumina Inc*	11,848	5,206,130
Incyte Corp*	17,772	1,397,946

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

Security Description	Shares	Value (Note 1)
Intuitive Surgical Inc*	9,540	$7,029,072
Keurig Dr Pepper Inc	114,203	3,485,476
The Kraft Heinz Co	99,220	3,609,624
Moderna Inc*	32,113	4,971,414
Mondelez International Inc	116,062	6,169,856
Monster Beverage Corp*	42,842	3,758,957
PayPal Holdings Inc*	95,086	24,708,097
PepsiCo Inc	112,150	14,488,659
Regeneron Pharmaceuticals Inc*	8,509	3,833,900
Seagen Inc*	14,632	2,211,042
Verisk Analytics Inc	13,194	2,161,837
Vertex Pharmaceuticals Inc*	21,102	4,485,230
Total Consumer, Non-Cyclical		129,647,668

Industrial (0.56%)
CSX Corp	62,063	5,681,868

Technology (43.70%)
Computers (11.43%)
Apple Inc(a)	906,705	109,947,048
Check Point Software Technologies Ltd*	11,377	1,254,200
Cognizant Technology Solutions Corp	43,387	3,188,077
		114,389,325
Semiconductors (14.94%)
Advanced Micro Devices Inc*	97,604	8,248,514
Analog Devices Inc	29,984	4,672,107
Applied Materials Inc	74,115	8,759,652
ASML Holding NV	6,146	3,485,335
Broadcom Inc	32,826	15,423,953
Intel Corp	332,566	20,213,361
KLA Corp	12,534	3,900,957
Lam Research Corp	11,686	6,628,182
Marvell Technology Group Ltd	54,385	2,625,708
Maxim Integrated Products Inc	21,692	2,021,044
Microchip Technology Inc	21,130	3,225,072
Micron Technology Inc*	90,341	8,268,912
NVIDIA Corp	50,233	27,556,819
NXP Semiconductors NV	22,702	$4,144,250
QUALCOMM Inc	91,784	12,500,063
Skyworks Solutions Inc	13,478	2,396,658
Texas Instruments Inc	74,494	12,833,081
Xilinx Inc	19,892	2,591,928
		149,495,596
Software (17.33%)
Activision Blizzard Inc	62,719	5,996,564
Adobe Inc*	38,930	17,894,953
ANSYS Inc*	6,969	2,376,359
Atlassian Corp PLC*	10,725	2,549,333
Autodesk Inc*	17,795	4,911,420
Cadence Design Systems Inc*	22,636	3,193,713
Cerner Corp	24,880	1,720,203
DocuSign Inc*	15,026	3,405,793
Electronic Arts Inc	23,522	3,151,242
Fiserv Inc*	54,408	6,277,051
Intuit Inc	21,322	8,318,565
Microsoft Corp	403,202	93,696,080
NetEase Inc	26,800	2,943,980
Paychex Inc	29,174	2,656,876
Splunk Inc*	13,016	1,861,418
Synopsys Inc*	12,315	3,019,761
Workday Inc*	14,607	3,581,344
Zoom Video Communications Inc*	15,805	5,904,906
		173,459,561

Total Technology		437,344,482

Utilities (0.86%)
American Electric Power Co Inc	40,283	3,015,183
Exelon Corp	79,170	3,055,962
Xcel Energy Inc	42,642	2,498,395
Total Utilities		8,569,540

Total Common Stock (Cost $392,164,603)		982,865,513

United States Treasury Bills (1.75%)
0.032%, 04/15/21 (Cost $17,498,256)(a)	17,500,000	$17,499,125

Total Investments (Cost $409,662,859)(b) (99.95%)		$1,000,364,638
Other Net Assets (0.05%)		471,329
Net Assets (100.00%)		$1,000,835,967

* Non-income producing security.

(a) A portion of these shares have been pledged in connection with obligations for futures contracts.

(b) Aggregate cost for federal income tax purpose is $410,294,526.

At February 28, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$597,252,065
Unrealized depreciation	(7,181,953)
Net unrealized appreciation	$590,070,112

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Futures contracts at February 28, 2021:
Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Depreciation
69 / MAR 2021 / Long / CME	$18,478,705	$17,817,180	$(661,525)

Shelton Green Alpha Fund	Portfolio of Investments (Unaudited)	2/28/21

Security Description	Shares	Value (Note 1)
Common Stock (90.84%)

Basic Materials (3.45%)
Daqo New Energy Corp*	90,000	$9,382,500

Communications (3.29%)
Arista Networks Inc*	5,000	1,399,200
SK Telecom Co Ltd	122,000	2,937,760
Switch Inc	265,000	4,595,100
Total Communications		8,932,060

Consumer, Cyclical (5.19%)
Interface Inc	25,000	310,500
Kandi Technologies Group Inc*	330,000	2,336,400
Steelcase Inc	95,000	1,324,300
Tesla Inc*	15,000	10,132,500
Total Consumer, Cyclical		14,103,700

Consumer, Non-Cyclical (19.83%)
10X Genomics Inc*	15,000	2,669,850
Arcturus Therapeutics Holdings Inc*	13,000	$684,710
CRISPR Therapeutics AG*	69,000	8,672,610
CureVac NV*	24,000	2,263,200
Danone SA	110,000	1,500,400
Editas Medicine Inc*	122,000	5,350,920
Illumina Inc*	4,000	1,757,640
Intellia Therapeutics Inc*	68,300	4,129,418
Invitae Corp*	95,000	3,812,350
Moderna Inc*	72,000	11,146,320
Natural Grocers by Vitamin Cottage Inc	205,000	2,886,400
Pacific Biosciences of California Inc*	62,000	1,895,340
Personalis Inc*	40,000	1,233,200
Pluristem Therapeutics Inc*	180,000	1,141,200
Sprouts Farmers Market Inc*	60,000	1,266,600
Square Inc*	15,000	3,450,450
Total Consumer, Non-Cyclical		53,860,608

Energy (20.85%)
Azure Power Global Ltd*	65,000	$1,970,800
Canadian Solar Inc*	101,000	4,739,930
Enphase Energy Inc*	24,000	4,225,440
First Solar Inc*	52,000	4,213,040
JinkoSolar Holding Co Ltd*	220,000	11,294,800
Maxeon Solar Technologies Ltd*	135,000	4,545,450
SolarEdge Technologies Inc*	8,500	2,535,635
SunPower Corp*	190,000	6,606,300
TPI Composites Inc*	109,000	5,194,940
Vestas Wind Systems A/S	180,000	11,313,000
Total Energy		56,639,335

Financial (9.30%)
Alexandria Real Estate Equities Inc	19,000	3,034,110
Digital Realty Trust Inc	28,000	3,772,440
Equinix Inc	3,000	1,945,020
Hannon Armstrong Sustainable Infrastructure Capital Inc	116,000	6,522,680

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/21

Security Description	Shares	Value (Note 1)
Horizon Technology Finance Corp	240,000	$3,542,400
Hudson Pacific Properties Inc	190,000	4,862,100
Kilroy Realty Corp	25,000	1,586,500
Total Financial		25,265,250

Industrial (3.33%)
ABB Ltd	100,000	2,878,000
Advanced Energy Industries Inc	19,000	1,984,550
Trex Co Inc*	18,000	1,649,520
Universal Display Corp	12,000	2,540,280
Total Industrial		9,052,350

Technology (20.99%)
Analog Devices Inc	12,000	1,869,840
Apple Inc	18,000	2,182,680
Applied Materials Inc	80,000	9,455,200
ASML Holding NV	3,000	1,701,270
Cadence Design Systems Inc*	5,100	719,559
Cree Inc*	16,000	1,815,360
Fortinet Inc*	10,500	1,772,925
Infineon Technologies AG	145,000	6,329,250
International Business Machines Corp	50,000	$5,946,500
Lam Research Corp	10,300	5,842,057
NVIDIA Corp	3,700	2,029,746
QUALCOMM Inc	44,000	5,992,360
Splunk Inc*	4,000	572,040
Taiwan Semiconductor Manufacturing Co Ltd	76,000	9,571,440
Ultra Clean Holdings Inc*	25,000	1,159,500
Total Technology		56,959,727

Utilities (4.61%)
Brookfield Renewable Corp	271,000	12,514,780

Total Common Stock (Cost $164,334,942)		246,710,310

Total Investments (Cost $164,334,942)(a) (90.84%)		$246,710,310
Other Net Assets (9.16%)		24,889,763
Net Assets (100.00%)		$271,600,073

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $164,617,635.

At February 28, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$85,486,209
Unrealized depreciation	(3,393,534)
Net unrealized appreciation	$82,092,675

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2021 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Assets
Investments in securities
Cost of investments	$53,880,785	$20,088,746	$35,497,059	$67,660,947	$75,213,515
Market value of investments (Note 1)	57,967,690	20,944,969	35,497,059	209,968,502	122,543,498
Cash	70,763	349,014	218,206	97,977	363,587
Interest receivable	477,980	58,586	—	—	—
Dividend receivable	—	—	—	288,738	93,064
Appreciation on futures	—	—	—	—	24,980
Receivable from investment advisor	—	8,640	9,122	—	—
Receivable for fund shares sold	93,937	25,526	8,844	55,359	38,398
Receivable for investment securities Sold	—	—	—	30,251	—
Prepaid expenses	887	1,139	975	2,994	1,622
Total assets	$58,611,257	$21,387,874	$35,734,206	$210,443,821	$123,065,149

Liabilities
Depreciation on futures	—	—	—	5,253	—
Cash due to broker	—	—	—	888	57,740
Payable to investment advisor	22,764	8,257	—	41,177	37,598
Payable for fund shares purchased	4,278	121,177	119,078	68,649	98,705
Distributions payable	84,962	17,008	—	1,664	—
Accrued 12b-1 fees	—	336	—	669	262
Accrued shareholder service fees	—	—	—	220	69
Accrued administration fees	3,404	1,235	2,114	12,314	7,027
Accrued CCO fees	4,815	123	199	9,683	4,539
Accrued custody fees	2,773	729	1,046	7,585	4,278
Accrued fund accounting fees	18,105	10,100	10,663	32,227	23,707
Accrued printing fees	3,083	2,191	1,456	6,825	7,013
Accrued state registration fees	4,207	7,692	2,587	4,487	8,769
Accrued transfer agent fees	7,349	4,681	2,665	17,199	16,118
Accrued trustee fees	724	420	442	702	809
Accrued expenses	7,065	946	1,733	29,014	20,936
Total liabilities	163,529	174,895	141,983	238,556	287,570

Net assets	$58,447,728	$21,212,979	$35,592,223	$210,205,265	$122,777,579

Net assets at February 28, 2021 consist of
Paid-in capital	$54,538,858	$20,398,942	$35,593,916	$61,957,019	$71,494,667
Distributable earnings/(loss)	3,908,870	814,037	(1,693)	148,248,246	51,282,912
Total net assets	$58,447,728	$21,212,979	$35,592,223	$210,205,265	$122,777,579

Net assets
Direct Shares	$58,447,728	$19,599,237	$35,592,223	$206,853,754	$121,374,030
K Shares		$1,613,742		$3,351,511	$1,403,549

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	5,035,048	1,846,134	35,600,612	3,286,751	4,392,288
K Shares (no par value, unlimited shares authorized)		151,691		53,402	52,734

Net asset value per share
Direct Shares	$11.61	$10.62	$1.00	$62.94	$27.63
K Shares		$10.64		$62.76	$26.62

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2021 (Unaudited) (Continued)

	S&P SmallCap Index Fund	Shelton Core Value Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$40,728,121	$157,143,239	$409,662,859	$164,334,942
Market value of investments (Note 1)	65,235,195	178,169,257	1,000,364,638	246,710,310
Cash	296,044	922,693	1,761,419	27,008,288
Cash held at broker	—	58,667	109,704	—
Dividend receivable	32,266	343,786	653,783	291,777
Receivable from investment advisor	—	—	111,483	—
Receivable for fund shares sold	115,058	155,384	944,336	1,085,154
Receivable for investment securities Sold	—	—	—	1,143,057
Prepaid expenses	623	2,196	37,088	4,090
Total assets	$65,679,186	$179,651,983	$1,003,982,451	$276,242,676

Liabilities
Written options, at value (proceeds $—, $316,837, $— and $— repectively)	—	322,663	—	—
Depreciation on futures	7,905	—	661,525	—
Cash due to broker	685	—	18,290	—
Payable to investment advisor	24,935	68,703	379,274	220,817
Payable for investments purchased	—	—	—	3,552,178
Payable for fund shares purchased	153,399	171,445	1,848,337	781,195
Distributions payable	—	350	—	2,175
Accrued 12b-1 fees	628	289	6,943	—
Accrued shareholder service fees	71	16	6,179	—
Accrued administration fees	3,728	10,273	60,134	16,505
Accrued CCO fees	3,374	5,449	5,980	2,779
Accrued custody fees	276	6,349	19,651	3,364
Accrued fund accounting fees	22,188	25,255	79,977	27,534
Accrued printing fees	5,027	18,833	—	7,048
Accrued state registration fees	9,607	6,759	—	—
Accrued transfer agent fees	9,784	76,597	58,803	13,179
Accrued trustee fees	782	746	451	1,337
Accrued expenses	22,372	18,049	940	14,492
Total liabilities	264,761	731,776	3,146,484	4,642,603

Net assets	$65,414,425	$178,920,207	$1,000,835,967	$271,600,073

Net assets at February 28, 2021 consist of
Paid-in capital	$38,646,155	$155,093,313	$385,405,312	$185,343,039
Distributable earnings/(loss)	26,768,270	23,826,894	615,430,655	86,257,034
Total net assets	$65,414,425	$178,920,207	$1,000,835,967	$271,600,073

Net assets
Direct Shares	$62,021,322	$177,485,507	$966,452,062	$271,600,073
K Shares	$3,393,103	$1,434,700	$34,383,905

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	2,391,722	10,205,880	32,911,000	6,131,921
K Shares (no par value, unlimited shares authorized)	135,285	85,055	1,211,508

Net asset value per share
Direct Shares	$25.93	$17.39	$29.37	$44.29
K Shares	$25.08	$16.87	$28.38

See accompanying notes to financial statements.

Statements of Operations February 28, 2021 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Investment income
Interest income	$755,438	$203,432	$19,629	$245	$186
Dividend income (net of foreign tax witheld: $—, $—, $—, $1,664, and $— respectively)	—	—	—	1,674,885	835,930
Total	755,438	203,432	19,629	1,675,130	836,116

Expenses
Management fees (Note 2)	148,692	55,168	90,655	246,912	213,964
Administration fees (Note 2)	24,051	8,934	14,679	79,641	43,043
Transfer agent fees	7,295	6,757	4,418	16,211	12,709
Accounting services	18,129	11,961	12,608	32,685	23,463
Custodian fees	1,491	876	1,558	6,769	5,460
Legal and audit fees	7,561	5,812	6,510	14,138	10,154
CCO fees (Note 2)	2,631	972	1,609	8,838	4,799
Trustees fees	1,930	1,923	1,945	1,975	2,017
Insurance	1,077	398	667	3,590	1,953
Printing	8,601	8,581	5,935	8,528	8,689
Registration and dues	6,466	12,761	6,016	18,050	16,850
12b-1 fees Class K (Note 2)	—	2,265	—	3,977	1,440
Shareholder service fees Class K (Note 2)	—	2,265	—	3,977	1,440
Licensing fee	—	—	—	13,433	9,190
Total expenses	227,924	118,673	146,600	458,724	355,171
Less reimbursement from manager (Note 2)	—	(31,568)	(126,971)	—	—
Net expenses	227,924	87,105	19,629	458,724	355,171
Net investment income	527,514	116,327	—	1,216,406	480,945

Realized and unrealized gain (loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	(388)	5,509	86	6,847,204	6,024,353
Net realized gain/(loss) from futures contracts	—	—	—	126,054	152,117
Change in unrealized appreciation/(depreciation) of investments	(744,531)	(672,735)	—	10,150,482	22,434,045
Change in unrealized appreciation/(depreciation) of futures	—	—	—	(20,178)	5,440
Net realized and unrealized gain/(loss) on investments	(744,919)	(667,226)	86	17,103,562	28,615,955
Net increase/(decrease) in net assets resulting from operations	$(217,405)	$(550,899)	$86	$18,319,968	$29,096,900

See accompanying notes to financial statements.

Statements of Operations February 28, 2021 (Unaudited) (Continued)

	S&P SmallCap Index Fund	Shelton Core Value Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$50	$2,825	$5,827	$—
Dividend income (net of foreign tax witheld: $404, $3,172, $2,654 and $21,907 respectively)	381,232	1,554,776	3,657,428	759,209
Other Income	—	—	225	—
Total	381,282	1,557,601	3,663,480	759,209

Expenses
Management fees (Note 2)	135,780	399,291	2,205,718	805,650
Administration fees (Note 2)	21,824	64,327	369,085	64,081
Transfer agent fees	8,175	72,171	72,516	13,026
Accounting services	22,108	25,041	94,336	27,482
Custodian fees	4,375	4,435	23,876	4,589
Broker Fees	—	72	—	—
Legal and audit fees	7,789	12,578	49,753	14,273
CCO fees (Note 2)	2,447	7,136	41,445	7,598
Trustees fees	2,055	2,007	1,954	2,327
Insurance	994	2,954	16,278	2,828
Printing	8,836	8,682	8,617	9,800
Registration and dues	15,691	21,825	25,381	15,447
12b-1 fees Class K (Note 2)	3,275	1,711	39,830	—
Shareholder service fees Class K (Note 2)	3,275	1,711	39,830	—
Licensing fee	11,087	—	79,908	—
Total expenses	247,711	623,941	3,068,527	967,101
Less reimbursement from manager (Note 2)	—	—	(700,010)	—
Net expenses	247,711	623,941	2,368,517	967,101
Net investment income	133,571	933,660	1,294,963	(207,892)

Realized and unrealized gain(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	3,493,568	7,180,674	26,329,233	4,719,406
Net realized gain/(loss) from futures contracts	156,899	—	3,156,957	—
Net realized gain/(loss) from written options contracts	—	1,978,896	—	—
Change in unrealized appreciation/(depreciation) of investments	16,213,175	8,208,987	35,385,418	40,268,208
Change in unrealized appreciation/(depreciation) of written options contracts	—	777,040	—	—
Change in unrealized appreciation/(depreciation) of futures	(7,605)	—	(3,143,540)	—
Net realized and unrealized gain/(loss) on investments	19,856,037	18,145,597	61,728,068	44,987,614
Net increase/(decrease) in net assets resulting from operations	$19,989,608	$19,079,257	$63,023,031	$44,779,722

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment income/(loss)	$527,514	$1,143,348	$116,327	$272,850	$—	$260,032
Net realized gain/(loss) on investments and foreign currency	(388)	(156,702)	5,509	(6,647)	86	468
Change in unrealized appreciation/(depreciation) of investments	(744,531)	409,032	(672,735)	838,360	—	—
Net increase/(decrease) in net assets resulting from operations	(217,405)	1,395,678	(550,899)	1,104,563	86	260,500

Distributions to shareholders
Distributions
Direct shares	(532,959)	(1,224,678)	(107,516)	(256,716)	—	(258,634)
K shares	—	—	(5,245)	(14,066)	—	(2,890	)(a)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(2,158,471)	(4,958,784)	(1,828,731)	3,358,089	(1,324,443)	(2,171,321)
Total increase/(decrease)	(2,908,835)	(4,787,784)	(2,492,391)	4,191,870	(1,324,357)	(2,172,345)

Net assets
Beginning of year	$61,356,563	$66,144,347	$23,705,370	$19,513,500	$36,916,580	$39,088,925
End of year	$58,447,728	$61,356,563	$21,212,979	$23,705,370	$35,592,223	$36,916,580

(a)	The United States Treasury Trust K Shares closed on December 27, 2019.
	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment income/(loss)	$1,216,406	$2,679,134	$480,945	$988,648	$133,571	$332,280
Net realized gain/(loss) on investments and foreign currency	6,847,204	21,700,484	6,024,353	6,274,228	3,493,568	1,448,521
Net realized gain/(loss) on futures contracts	126,054	426,835	152,117	124,091	156,899	36,139
Change in unrealized appreciation/(depreciation) of investments	10,150,482	12,329,512	22,434,045	(3,627,369)	16,213,175	(2,364,010)
Change in unrealized appreciation/(depreciation) of futures contracts	(20,178)	10,474	5,440	20,679	(7,605)	420
Net increase/(decrease) in net assets resulting from operations	18,319,968	37,146,439	29,096,900	3,780,277	19,989,608	(546,650)

Distributions to shareholders
Distributions
Direct shares	(15,140,944)	(16,841,674)	(8,756,321)	(8,000,679)	(2,270,219)	(4,569,651)
K shares	(238,511)	(432,740)	(95,141)	(152,045)	(110,067)	(271,574)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	8,046,781	(11,988,469)	2,977,281	(6,203,467)	(1,448,923)	(11,677,998)
Total increase/(decrease)	10,987,294	7,883,556	23,222,719	(10,575,914)	16,160,399	(17,065,873)

Net assets
Beginning of year	$199,217,971	$191,334,415	$99,554,860	$110,130,774	$49,254,026	$66,319,899
End of year	$210,205,265	$199,217,971	$122,777,579	$99,554,860	$65,414,425	$49,254,026

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Core Value Fund		Nasdaq-100 Index Fund		Shelton Green Alpha Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment income/(loss)	$933,660	$1,965,729	$1,294,963	$3,178,951	$(207,892)	$(33,354)
Net realized gain/(loss) on investments and foreign currency	7,180,674	26,946,547	26,329,233	37,568,787	4,719,406	1,250,940
Net realized gain/(loss) on futures contracts	—	—	3,156,957	3,356,155	—	—
Net realized gain/(loss) on written option contracts	1,978,896	4,807,910	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	8,208,987	(21,522,774)	35,385,418	290,800,373	40,268,208	32,047,301
Change in unrealized appreciation/(depreciation) of written options contracts	777,040	(739,010)	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures contracts	—	—	(3,143,540)	2,484,689	—	—
Net increase/(decrease) in net assets resulting from operations	19,079,257	11,458,402	63,023,031	337,388,955	44,779,722	33,264,887

Distributions to shareholders
Distributions
Direct shares	(28,709,681)	(21,484,252)	(10,913,037)	(45,073,391)	(1,627,679)	(51,961)
K shares	(249,076)	(254,277)	(356,386)	(1,645,438)	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	37,379,897	10,101,028	28,854,958	(2,718,647)	136,840,725	1,827,077
Total increase/(decrease)	27,500,397	(179,099)	80,608,566	287,951,479	179,992,768	35,040,003

Net assets
Beginning of year	$151,419,810	$151,598,909	$920,227,401	$632,275,922	$91,607,305	$56,567,302
End of year	$178,920,207	$151,419,810	$1,000,835,967	$920,227,401	$271,600,073	$91,607,305

Green California Tax-Free Income Fund	Direct Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	137,062	$1,614,233	196,708	$2,272,558
Shares issued in reinvestment of distributions	35,864	420,510	82,106	955,461
Shares repurchased	(357,061)	(4,193,214)	(702,686)	(8,186,803)
Net increase/(decrease)	(184,135)	$(2,158,471)	(423,872)	$(4,958,784)

U.S. Government Securities Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	134,790	$1,461,553	1,356,175	$14,524,346	40,666	$443,895	106,781	$1,142,515
Shares issued in reinvestment of distributions	9,578	103,625	22,878	245,672	484	5,245	1,311	14,066
Shares repurchased	(312,087)	(3,390,271)	(999,065)	(10,772,286)	(41,927)	(452,778)	(168,091)	(1,796,224)
Net increase/(decrease)	(167,719)	$(1,825,093)	379,988	$3,997,732	(777)	$(3,638)	(59,999)	$(639,643)

The United States Treasury Trust Fund	Direct Shares		K Shares
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Year Ended August 31, 2020(a)
	Shares/Value	Shares/Value	Shares/Value
Shares sold	$11,503,468	$27,774,757	$99,639
Shares issued in reinvestment of distributions	—	250,639	2,357
Shares gained with reorganization	N/A	462,114	—
Shares repurchased	(12,827,911)	(29,050,018)	(1,710,809)
Net increase/(decrease)	$(1,324,443)	$(562,508)	$(1,608,813)

(a)	The United States Treasury Trust K Shares closed on December 27, 2019.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P 500 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	171,271	$10,542,822	490,241	$26,352,137	3,406	$207,343	10,160	$554,156
Shares issued in reinvestment of distributions	206,097	12,363,774	257,226	14,253,960	3,988	238,466	7,803	432,553
Shares repurchased	(244,418)	(15,072,125)	(900,375)	(49,138,001)	(3,727)	(233,499)	(78,467)	(4,443,274)
Net increase/(decrease)	132,950	$7,834,471	(152,908)	$(8,531,904)	3,667	$212,310	(60,504)	$(3,456,565)

S&P MidCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	86,801	$2,182,637	316,846	$6,967,139	5,810	$139,091	14,566	$317,593
Shares issued in reinvestment of distributions	347,402	8,345,395	321,519	7,608,195	4,107	95,098	6,499	151,810
Shares repurchased	(310,480)	(7,680,585)	(857,940)	(18,813,278)	(4,673)	(104,355)	(104,691)	(2,434,926)
Net increase/(decrease)	123,723	$2,847,447	(219,575)	$(4,237,944)	5,244	$129,834	(83,626)	$(1,965,523)

S&P SmallCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	86,896	$1,877,713	503,522	$9,330,319	12,448	$282,019	23,999	$435,338
Shares issued in reinvestment of distributions	103,997	2,183,879	215,344	4,434,916	5,408	110,067	13,510	271,574
Shares repurchased	(265,826)	(5,747,261)	(1,244,439)	(23,029,041)	(7,675)	(155,340)	(158,244)	(3,121,104)
Net increase/(decrease)	(74,933)	$(1,685,669)	(525,573)	$(9,263,806)	10,181	$236,746	(120,735)	$(2,414,192)

Shelton Core Value Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	1,180,017	$21,026,532	574,641	$10,625,114	3,629	$61,887	18,881	$340,133
Shares issued in reinvestment of distributions	1,633,382	27,476,593	1,107,856	20,924,633	15,255	249,076	13,661	254,277
Shares repurchased	(640,344)	(11,266,704)	(1,080,100)	(20,332,165)	(9,697)	(167,487)	(88,449)	(1,710,964)
Net increase/(decrease)	2,173,055	$37,236,421	602,397	$11,217,582	9,187	$143,476	(55,907)	$(1,116,554)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	5,528,418	$155,784,288	10,785,073	$224,007,130	159,977	$4,361,890	256,521	$5,299,756
Shares issued in reinvestment of distributions	367,801	10,302,006	2,232,317	42,808,895	13,178	356,386	88,576	1,645,439
Shares repurchased	(4,994,264)	(138,662,453)	(13,353,261)	(265,901,712)	(117,498)	(3,287,159)	(547,230)	(10,578,155)
Net increase/(decrease)	901,955	$27,423,841	(335,871)	$914,313	55,657	$1,431,117	(202,133)	$(3,632,960)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Shelton Green Alpha Fund	Direct Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	4,126,478	$183,956,023	1,291,933	$26,911,073
Shares issued in reinvestment of distributions	39,298	1,586,061	2,499	50,887
Shares repurchased	(1,123,965)	(48,701,359)	(1,271,931)	(25,134,883)
Net increase/(decrease)	3,041,811	$136,840,725	22,501	$1,827,077

Financial Highlights (For a Share Outstanding Throughout Each Year or Period)

Green California Tax-Free Income Fund Direct Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$11.76		$11.72	$11.29	$11.65	$11.93	$11.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.10		0.21	0.23	0.23	0.25	0.29
Net gain/(loss) on securities (both realized and unrealized)	(0.15)		0.06	0.45	(0.31)	(0.20)	0.24
Total from investment operations	(0.05)		0.27	0.68	(0.08)	0.05	0.53
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)		(0.21)	(0.23)	(0.24)	(0.27)	(0.29)
Distributions from capital gains	—		(0.02)	(0.02)	(0.04)	(0.06)	—
Total distributions	(0.10)		(0.23)	(0.25)	(0.28)	(0.33)	(0.29)
Net asset value, end of year or period	$11.61		$11.76	$11.72	$11.29	$11.65	$11.93

Total return	0.08%		2.31%	6.10%	(0.74)%	0.43%	4.60%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$58,448		$61,357	$66,144	$68,253	$75,310	$84,422
Ratio of expenses to average net assets	0.76	%(b)	0.75%	0.77%	0.76%	0.69%	0.69%
Ratio of net investment income/(loss) to average net assets	1.74	%(b)	1.82%	2.01%	2.02%	2.20%	2.47%
Portfolio turnover	0%		9%	4%	12%	7%	19%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

U.S. Government Securities Fund Direct Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$10.94		$10.57		$9.98		$10.32		$10.61	$10.42
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.13		0.15		0.14		0.14	0.14
Net gain/(loss) on securities (both realized and unrealized)	(0.32)		0.37		0.59		(0.33)		(0.26)	0.20
Total from investment operations	(0.26)		0.50		0.74		(0.19)		(0.12)	0.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.13)		(0.15)		(0.15)		(0.17)	(0.15)
Total distributions	(0.06)		(0.13)		(0.15)		(0.15)		(0.17)	(0.15)
Net asset value, end of year or period	$10.62		$10.94		$10.57		$9.98		$10.32	$10.61

Total return	(0.05)%		4.78%		7.48%		(1.88)%		(1.14)%	3.25%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$19,599		$22,034		$17,263		$15,668		$18,316	$19,754
Ratio of expenses to average net assets:
Before expense reimbursements	1.02	%(b)	0.93%		0.99%		0.89%		0.81%	0.82%
After expense reimbursements	0.74	%(b),(c)	0.75	%(c)	0.76	%(c)	0.75	%(c)	0.74%	0.74%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.80	%(b)	1.07%		1.23%		1.29%		1.27%	1.25%
After expense reimbursements	1.08	%(b)	1.25%		1.47%		1.42%		1.34%	1.33%
Portfolio turnover	0%		10%		8%		13%		10%	18%

K Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$10.96		$10.59		$10.01		$10.35		$10.64	$10.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03		0.08		0.10		0.09		0.09	0.09
Net gain/(loss) on securities (both realized and unrealized)	(0.32)		0.37		0.58		(0.33)		(0.27)	0.20
Total from investment operations	(0.29)		0.45		0.68		(0.24)		(0.18)	0.29
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.08)		(0.10)		(0.10)		(0.11)	(0.08)
Total distributions	(0.03)		(0.08)		(0.10)		(0.10)		(0.11)	(0.08)
Net asset value, end of year or period	$10.64		$10.96		$10.59		$10.01		$10.35	$10.64

Total return	(0.62)%		4.28%		6.87%		(2.37)%		(1.67)%	2.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,614		$1,672		$2,250		$3,691		$3,699	$4,712
Ratio of expenses to average net assets:
Before expense reimbursements	1.52	%(b)	1.44%		1.49%		1.39%		1.31%	1.32%
After expense reimbursements	1.24	%(b),(c)	1.26	%(c)	1.26	%(c)	1.25	%(c)	1.24%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.30	%(b)	0.58%		0.75%		0.78%		0.77%	0.75%
After expense reimbursements	0.58	%(b)	0.76%		0.98%		0.92%		0.84%	0.84%
Portfolio turnover	0%		10%		8%		13%		10%	18%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.
(c)	CCO fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

The United States Treasury Trust Direct Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	—		0.01		0.02		0.01		—		—
Net gain/(loss) on securities (both realized and unrealized)	—		—		—		—	(b)	—		—
Total from investment operations	—		0.01		0.02		0.01		—		—
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.01)		(0.02)		(0.01)		—	(b)	—
Distributions from capital gains	—		—		—		—		—		—
Total distributions	—		(0.01)		(0.02)		(0.01)		—		—
Net asset value, end of year or period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.07%		0.67%		1.75%		0.98%		0.03%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$35,592		$36,917		$37,479		$53,079		$57,149		$72,482
Ratio of expenses to average net assets:
Before expense reimbursements	0.80	%(c)	0.78%		0.77%		0.77%		0.71%		0.71%
After expense reimbursements	0.10	%(c),(d),(e)	0.45	%(d)	0.55	%(d)	0.46	%(e)	0.52	%(e)	0.22%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.70	)%(c)	0.35%		1.51%		0.65%		(0.16)%		(0.49)%
After expense reimbursements	0.00	%(c),(e)	0.68%		1.73%		0.96	%(e)	0.03	%(e)	0.00%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Annualized.
(d)	CCO Fees are not included in the expense limitation.
(e)	Includes negative yield waiver adjustment.

S&P 500 Index Fund Direct Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$62.19		$56.00	$56.03	$48.26	$42.86	$39.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.38		0.81	0.82	0.82	0.78	0.76
Net gain/(loss) on securities (both realized and unrealized)	5.21		10.49	0.44	8.48	5.89	3.99
Total from investment operations	5.59		11.30	1.26	9.30	6.67	4.75
LESS DISTRIBUTIONS
Dividends from net investment income	(0.43)		(0.85)	(0.88)	(0.77)	(0.83)	(0.78)
Distributions from capital gains	(4.41)		(4.26)	(0.41)	(0.76)	(0.44)	(0.99)
Total distributions	(4.84)		(5.11)	(1.29)	(1.53)	(1.27)	(1.77)
Net asset value, end of year or period	$62.94		$62.19	$56.00	$56.03	$48.26	$42.86

Total return	30.62%		21.44%	2.40%	19.64%	15.89%	12.21%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$206,854		$196,133	$185,170	$182,362	$155,022	$135,346
Ratio of expenses to average net assets:
Before expense reimbursements	0.44	%(b)	0.48%	0.50%	0.50%	0.46%	0.47%
After expense reimbursements	0.44	%(b)	0.48%	0.50%	0.45%	0.36%	0.36%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.22	%(b)	1.46%	1.52%	1.53%	1.63%	1.77%
After expense reimbursements	1.22	%(b)	1.46%	1.52%	1.58%	1.73%	1.88%
Portfolio turnover	5%		8%	3%	3%	5%	1%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

K Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$62.02		$55.92	$55.96	$48.24	$42.88	$39.87
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.22		0.53	0.54	0.56	0.55	0.56
Net gain/(loss) on securities (both realized and unrealized)	5.20		10.47	0.45	8.48	5.89	3.99
Total from investment operations	5.42		11.00	0.99	9.04	6.44	4.55
LESS DISTRIBUTIONS
Dividends from net investment income	(0.27)		(0.64)	(0.62)	(0.56)	(0.64)	(0.55)
Distributions from capital gains	(4.41)		(4.26)	(0.41)	(0.76)	(0.44)	(0.99)
Total distributions	(4.68)		(4.90)	(1.03)	(1.32)	(1.08)	(1.54)
Net asset value, end of year or period	$62.76		$62.02	$55.92	$55.96	$48.24	$42.88

Total return	29.96%		20.84%	1.88%	19.05%	15.31%	11.65%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,352		$3,085	$6,165	$9,919	$8,506	$7,981
Ratio of expenses to average net assets:
Before expense reimbursements	0.94	%(b)	0.98%	0.99%	1.00%	0.96%	0.97%
After expense reimbursements	0.94	%(b)	0.98%	0.99%	0.95%	0.86%	0.86%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.72	%(b)	0.96%	1.02%	1.03%	1.13%	1.26%
After expense reimbursements	0.72	%(b)	0.96%	1.02%	1.08%	1.23%	1.37%
Portfolio turnover	5%		8%	3%	3%	5%	1%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.

S&P Midcap Index Fund Direct Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$23.07		$23.85	$28.77	$25.75	$26.69	$28.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11		0.22	0.23	0.25	0.23	0.26
Net gain/(loss) on securities (both realized and unrealized)	6.55		0.80	(2.23)	4.61	2.95	2.73
Total from investment operations	6.66		1.02	(2.00)	4.86	3.18	2.99
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)		(0.24)	(0.24)	(0.22)	(0.21)	(0.24)
Distributions from capital gains	(1.99)		(1.56)	(2.68)	(1.62)	(3.91)	(4.47)
Total distributions	(2.10)		(1.80)	(2.92)	(1.84)	(4.12)	(4.71)
Net asset value, end of year or period	$27.63		$23.07	$23.85	$28.77	$25.75	$26.69

Total return	39.34%		4.18%	(6.85)%	19.48%	13.01%	11.86%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$121,374		$98,496	$107,054	$124,728	$113,149	$136,371
Ratio of expenses to average net assets:
Before expense reimbursements	0.64	%(b)	0.66%	0.67%	0.66%	0.62%	0.62%
After expense reimbursements	0.64	%(b)	0.66%	0.67%	0.63%	0.58%	0.58%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.88	%(b)	0.97%	0.95%	0.89%	0.85%	0.98%
After expense reimbursements	0.88	%(b)	0.97%	0.95%	0.92%	0.89%	1.02%
Portfolio turnover	10%		13%	13%	12%	34%	11%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

K Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$22.29		$23.47	$28.37	$25.44	$26.43	$28.18
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05		0.11	0.11	0.11	0.10	0.13
Net gain/(loss) on securities (both realized and unrealized)	6.32		0.50	(2.19)	4.55	2.92	2.71
Total from investment operations	6.37		0.61	(2.08)	4.66	3.02	2.84
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.23)	(0.14)	(0.11)	(0.10)	(0.12)
Distributions from capital gains	(1.99)		(1.56)	(2.68)	(1.62)	(3.91)	(4.47)
Total distributions	(2.04)		(1.79)	(2.82)	(1.73)	(4.01)	(4.59)
Net asset value, end of year or period	$26.62		$22.29	$23.47	$28.37	$25.44	$26.43

Total return	36.98%		2.37%	(7.27)%	18.86%	12.45%	11.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,404		$1,059	$3,077	$6,179	$5,442	$5,086
Ratio of expenses to average net assets:
Before expense reimbursements	1.14	%(b)	1.16%	1.17%	1.16%	1.12%	1.12%
After expense reimbursements	1.14	%(b)	1.16%	1.17%	1.13%	1.08%	1.08%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.40	%(b)	0.49%	0.45%	0.39%	0.35%	0.48%
After expense reimbursements	0.40	%(b)	0.49%	0.45%	0.42%	0.39%	0.51%
Portfolio turnover	10%		13%	13%	12%	34%	11%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.

S&P Smallcap Index Fund Direct Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$19.03		$20.52	$26.43	$22.33	$20.87	$20.60
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.12	0.15	0.13	0.13	0.12
Net gain/(loss) on securities (both realized and unrealized)	7.80		(0.05)	(4.27)	6.38	2.36	2.29
Total from investment operations	7.86		0.07	(4.12)	6.51	2.49	2.41
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.15)	(0.15)	(0.12)	(0.12)	(0.14)
Distributions from capital gains	(0.89)		(1.41)	(1.64)	(2.29)	(0.91)	(2.00)
Total distributions	(0.96)		(1.56)	(1.79)	(2.41)	(1.03)	(2.14)
Net asset value, end of year or period	$25.93		$19.03	$20.52	$26.43	$22.33	$20.87

Total return	46.61%		(0.18)%	(15.82)%	30.95%	12.12%	12.48%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$62,021		$46,948	$61,412	$78,902	$56,076	$47,351
Ratio of expenses to average net assets:
Before expense reimbursements	0.86	%(b)	0.83%	0.81%	0.80%	0.78%	0.77%
After expense reimbursements	0.86	%(b)	0.83%	0.81%	0.77%	0.74%	0.74%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.50	%(b)	0.60%	0.70%	0.53%	0.56%	0.56%
After expense reimbursements	0.50	%(b)	0.60%	0.70%	0.56%	0.60%	0.60%
Portfolio turnover	8%		20%	14%	18%	31%	12%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

K Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$18.43		$19.96	$25.77	$21.85	$20.47	$20.24
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	—		0.02	0.05	0.01	0.02	0.02
Net gain/(loss) on securities (both realized and unrealized)	7.56		(0.05)	(4.16)	6.23	2.31	2.25
Total from investment operations	7.56		(0.03)	(4.11)	6.24	2.33	2.27
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		(0.09)	(0.06)	(0.03)	(0.04)	(0.04)
Distributions from capital gains	(0.89)		(1.41)	(1.64)	(2.29)	(0.91)	(2.00)
Total distributions	(0.91)		(1.50)	(1.70)	(2.32)	(0.95)	(2.04)
Net asset value, end of year or period	$25.08		$18.43	$19.96	$25.77	$21.85	$20.47

Total return	45.75%		(0.74)%	(16.22)%	30.26%	11.59%	11.89%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,393		$2,306	$4,908	$9,851	$8,165	$9,279
Ratio of expenses to average net assets:
Before expense reimbursements	1.36	%(b)	1.33%	1.31%	1.31%	1.28%	1.28%
After expense reimbursements	1.36	%(b)	1.33%	1.31%	1.27%	1.24%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.00	%(b)	0.12%	0.21%	0.03%	0.06%	0.06%
After expense reimbursements	0.00	%(b)	0.12%	0.21%	0.06%	0.10%	0.10%
Portfolio turnover	8%		20%	14%	18%	31%	12%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.

Shelton Core Value Fund Direct Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$18.68		$20.05	$24.53	$25.00	$26.82	$25.26
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.10		0.25	0.36	0.37	0.43	0.48
Net gain/(loss) on securities (both realized and unrealized)	1.94		1.22	(0.51)	2.33	1.81	1.94
Total from investment operations	2.04		1.47	(0.15)	2.70	2.24	2.42
LESS DISTRIBUTIONS
Dividends from net investment income	(0.80)		(1.50)	(0.68)	(0.38)	(0.59)	(0.50)
Distributions from capital gains	(2.53)		(1.34)	(3.65)	(2.79)	(3.47)	(0.36)
Total distributions	(3.33)		(2.84)	(4.33)	(3.17)	(4.06)	(0.86)
Net asset value, end of year or period	$17.39		$18.68	$20.05	$24.53	$25.00	$26.82

Total return	21.90%		7.99%	0.41%	11.32%	9.10%	9.83%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$177,486		$150,038	$148,997	$176,019	$176,929	$175,317
Ratio of expenses to average net assets	0.76	%(b)	0.84%	0.82%	0.78%	0.75%	0.78%
Ratio of net investment income/(loss) to average net assets	1.14	%(b)	1.33%	1.77%	1.52%	1.71%	1.90%
Portfolio turnover	36%		113%	21%	35%	9%	20%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

K Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$18.21		$19.74	$24.22	$24.75	$26.61	$25.09
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.16	0.26	0.25	0.30	0.35
Net gain/(loss) on securities (both realized and unrealized)	1.89		1.19	(0.50)	2.29	1.79	1.93
Total from investment operations	1.95		1.35	(0.24)	2.54	2.09	2.28
LESS DISTRIBUTIONS
Dividends from net investment income	(0.76)		(1.54)	(0.59)	(0.28)	(0.48)	(0.40)
Distributions from capital gains	(2.53)		(1.34)	(3.65)	(2.79)	(3.47)	(0.36)
Total distributions	(3.29)		(2.88)	(4.24)	(3.07)	(3.95)	(0.76)
Net asset value, end of year or period	$16.87		$18.21	$19.74	$24.22	$24.75	$26.61

Total return	21.23%		7.40%	(0.08)%	10.75%	8.57%	9.30%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,435		$1,382	$2,601	$5,370	$5,369	$5,897
Ratio of expenses to average net assets	1.26	%(b)	1.34%	1.32%	1.28%	1.25%	1.28%
Ratio of net investment income/(loss) to average net assets	0.66	%(b)	0.85%	1.27%	1.02%	1.22%	1.40%
Portfolio turnover	36%		113%	21%	35%	9%	20%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.

Nasdaq-100 Index Fund Direct Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$27.78		$18.78		$18.85		$15.24		$12.25	$11.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04		0.10		0.11		0.10		0.10	0.09
Net gain/(loss) on securities (both realized and unrealized)	1.90		10.32		0.18		3.78		2.98	1.27
Total from investment operations	1.94		10.42		0.29		3.88		3.08	1.36
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.10)		(0.12)		(0.10)		(0.09)	(0.11)
Distributions from capital gains	(0.27)		(1.32)		(0.24)		(0.17)		—	—
Total distributions	(0.35)		(1.42)		(0.36)		(0.27)		(0.09)	(0.11)
Net asset value, end of year or period	$29.37		$27.78		$18.78		$18.85		$15.24	$12.25

Total return	53.83%		58.98%		1.72%		25.73%		25.29%	12.46%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$966,452		$889,163		$607,521		$630,845		$460,021	$298,123
Ratio of expenses to average net assets:
Before expense reimbursements	0.64	%(b)	0.70%		0.74%		0.74%		0.70%	0.74%
After expense reimbursements	0.48	%(b),(c)	0.50	%(c)	0.50	%(c)	0.51	%(c)	0.49%	0.49%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.14	%(b)	0.27%		0.40%		0.36%		0.53%	0.57%
After expense reimbursements	0.30	%(b)	0.47%		0.64%		0.59%		0.74%	0.82%
Portfolio turnover	7%		12%		18%		2%		4%	7%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

K Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$26.88		$18.23		$18.31		$14.83		$11.93	$10.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.03)		(0.01)		0.02		0.01		0.03	0.03
Net gain/(loss) on securities (both realized and unrealized)	1.83		10.01		0.18		3.67		2.91	1.24
Total from investment operations	1.80		10.00		0.20		3.68		2.94	1.27
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.03)		(0.04)		(0.03)		(0.04)	(0.03)
Distributions from capital gains	(0.27)		(1.32)		(0.24)		(0.17)		—	—
Total distributions	(0.30)		(1.35)		(0.28)		(0.20)		(0.04)	(0.03)
Net asset value, end of year or period	$28.38		$26.88		$18.23		$18.31		$14.83	$11.93

Total return	53.02%		58.17%		1.24%		25.03%		24.70%	11.96%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$34,384		$31,064		$24,755		$28,573		$22,427	$15,500
Ratio of expenses to average net assets:
Before expense reimbursements	1.14	%(b)	1.20%		1.24%		1.24%		1.20%	1.24%
After expense reimbursements	0.98	%(b),(c)	1.00	%(c)	1.00	%(c)	1.01	%(c)	0.99%	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.36	)%(b)	(0.23)%		(0.10)%		(0.15)%		0.03%	0.05%
After expense reimbursements	(0.20	)%(b)	(0.03)%		0.14%		0.08%		0.24%	0.30%
Portfolio turnover	7%		12%		18%		2%		4%	7%

(a)	Calculated based upon average shares outstanding.
(b)	Annualized.
(c)	CCO Fees are not included in the expense limitation.

Shelton Green Alpha Fund Direct Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$29.65		$18.44	$17.20	$17.32	$14.53	$13.67
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.05)		(0.01)	0.03	0.05	0.02	(0.03)
Net gain/(loss) on securities (both realized and unrealized)	15.14		11.24	1.47	0.34	2.77	0.89
Total from investment operations	15.09		11.23	1.50	0.39	2.79	0.86
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.02)	(0.02)	(0.05)	—	—
Distributions from capital gains	(0.45)		—	(0.24)	(0.46)	— (b)	— (b)
Total distributions	(0.45)		(0.02)	(0.26)	(0.51)	—	—
Net asset value, end of year or period	$44.29		$29.65	$18.44	$17.20	$17.32	$14.53

Total return	118.80%		60.93%	8.91%	2.19%	19.20%	6.29%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$271,600		$91,607	$56,567	$49,366	$40,256	$36,880
Ratio of expenses to average net assets:
Before expense reimbursements	1.16	%(c)	1.28%	1.34%	1.30%	1.30%	1.31%
After expense reimbursements	1.16	%(c)	1.28%	1.34%	1.30%	1.30%	1.31%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.24	)%(c)	(0.05)%	0.15%	0.30%	0.13%	(0.22)%
After expense reimbursements	(0.24	)%(c)	(0.05)%	0.15%	0.30%	0.13%	(0.22)%
Portfolio turnover	6%		27%	12%	13%	24%	13%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Annualized.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements (Unaudited)	February 28, 2021

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives. The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Core Value Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund each offer Class K shares. Effective as of December 27, 2019, The United States Treasury Trust ceased offering Class K shares of the Fund. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Advisor’s pricing committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Core Value Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the Green California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(f) Concentration – The Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2021

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019), or expected to be taken in the Fund’s 2020 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

(k) The Funds adopted ASU No. 2017-08 – Premium on amortization on purchased callable debt securities which shortens the premium allocation for non-contingently callable debt securities. Management has assessed these changes and concluded these changes did not have a material impact on the Funds’ financial statements.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at February 28, 2021 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)	Level 1(a)	Level 2(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets	Futures Contracts - Assets(d)	Futures Contracts - Liabilities(e)	Written Options - Liabilities
Green California Tax-Free Income Fund	$—	$57,967,690	$—	$57,967,690	$—	$—	$—
U.S. Government Securities Fund	—	20,944,969	—	20,944,969	—	—	—
The United States Treasury Trust Fund	—	35,497,059	—	35,497,059	—	—	—
S&P 500 Index Fund	209,868,507	99,995	—	209,968,502	—	5,253	—
S&P MidCap Index Fund	$121,743,538	$799,960	$—	$122,543,498	$24,980	$—	$—
S&P SmallCap Index Fund	65,135,200	99,995	0	65,235,195	—	7,905	—
Shelton Core Value Fund	168,369,747	9,799,510	—	178,169,257	—	—	322,663
Nasdaq-100 Index Fund	982,865,513	17,499,125	—	1,000,364,638	—	661,525	—
Shelton Green Alpha Fund	246,710,310	—	—	246,710,310	—	—	—

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of fiscal year end.
(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents appreciation on the last day of the reporting period.
(e)	Represents depreciation on the last day of the reporting period.

Level 3 Securities	S&P SmallCap Index Fund
	Common Stock - Diversified Financial Service	Rights - Lantheus Holdings Inc
Beginning Balance	$0	$0
Net Purchases	—	—
Net Sales	0	—
Total Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Accrued Interest	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$—	$0

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2021

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund can use futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At February 28, 2021, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 1, 4, 2 and 69, respectively. The Shelton Core Value Fund and Shelton Green Alpha Fund held no futures contracts at February 28, 2021. Only current day’s appreciation or depreciation is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the period ended February 28, 2021:

Derivatives Not Accounted for as Hedging Instruments	Appreciation on futures	Depreciation on futures
S&P 500 Index Fund - Equity contracts	$—	$5,253
S&P MidCap Index Fund - Equity contracts	24,980	—
S&P SmallCap Index Fund - Equity contracts	—	7,905
Nasdaq-100 Index Fund- Equity contracts	—	661,525

The effect of derivative instruments on the Statements of Operations for the period ended February 28, 2021:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/ (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation/ (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$126,054	$(20,178)
S&P MidCap Index Fund - Equity contracts	152,117	5,440
S&P SmallCap Index Fund - Equity contracts	156,899	(7,605)
Nasdaq-100 Index Fund - Equity contracts	3,156,957	(3,143,540)

The previously disclosed derivative instruments outstanding as of February 28, 2021, and their effect on the Statement of Operations for the period ending February 28, 2021, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$908,928
S&P MidCap Index Fund - Equity contracts	759,921
S&P SmallCap Index Fund - Equity contracts	233,803
Nasdaq-100 Index Fund - Equity contracts	14,741,941

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Core Value Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)	The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2021

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2022, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the contractual expense limits, for the period ended February 28, 2021 are as follows:

	Contractual Expense Limitation
Fund	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	0.74%	1.24%	1/2/22
The United States Treasury Trust(a)	0.53%	N/A	1/2/22
Nasdaq-100 Index Fund	0.49%	0.99%	1/2/22

At August 31, 2020, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,792,333. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2018, the S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund were no longer subject to contractual expense limitations.

Fund	Expires 8/31/21	Expires 8/31/22	Expires 8/31/23	Total
U.S. Government Securities Fund	$27,929	$43,929	$40,952	$112,810
The United States Treasury Trust	164,246	104,345	126,223	394,814
S&P 500 Index Fund	88,195	—	—	88,195
S&P MidCap Index Fund	43,839	—	—	43,839
S&P SmallCap Index Fund	23,398	—	—	23,398
Nasdaq-100 Index Fund	1,275,279	1,448,548	1,405,450	4,129,277
Total	$1,622,886	$1,596,822	$1,572,625	$4,792,333

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the period ended February 28, 2021, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$2,265	$2,265
S&P 500 Index Fund	3,977	3,977
S&P MidCap Index Fund	1,440	1,440
S&P SmallCap Index Fund	3,275	3,275
Shelton Core Value Fund	1,711	1,711
Nasdaq-100 Index fund	39,830	39,830

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the period are included in the Statement of Operations.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2021

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended February 28, 2021 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$—	$1,382,891	$—	$1,382,891
U.S. Government Securities Fund	—	2,450,274	—	—
S&P 500 Index Fund	9,586,535	14,967,500	9,586,535	14,967,500
S&P MidCap Index Fund	11,339,720	15,687,379	11,339,720	15,687,379
S&P SmallCap Index Fund	4,639,511	8,336,315	4,639,511	8,336,315
Core Value Fund	72,682,234	54,147,267	72,682,234	54,147,267
Nasdaq-100 Index Fund	85,715,112	63,092,875	85,715,112	63,092,875
Green Alpha Fund	121,452,205	10,314,752	121,452,205	10,314,752

Note 4 - OPTIONS WRITTEN

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At February 28, 2021, the Shelton Core Value Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$322,663

The effect of derivative instruments on the Funds’ Statement of Operations for the period ended February 28, 2021, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognize In Income	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	$1,978,896	$777,040

Volume of derivative instruments held by the Funds during the period ended February 28, 2021, was as follows:

Derivative Type	Unit Of Measurement	Average
Written Option Contracts	Contracts	$(831,744)

Note 5 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2020, there are permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards, distribution reclassifications, and treatment of accretion of discount. The reclassifications were as follows:

	Increase/(Decrease) Paid-In Capital	Increase/(Decrease) Distributable earnings/(loss)
Shelton Green Alpha Fund	$(33,354)	$33,354
The United States Treasury Trust	(1,492)	1,492

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2021

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2020 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Post October and Other Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$2,874	$—	$(156,702)	$4,833,231	$(20,169)	$4,659,234
U.S. Government Securities Fund	2,421	—	(47,483)	1,528,199	(5,440)	1,477,697
The United States Treasury Trust	—	—	(1,779)	—	—	(1,779)
S&P 500 Index Fund	1,073,707	12,070,897	—	132,163,136	—	145,307,740
S&P Mid Cap Index Fund	12,007	6,229,694	—	24,795,773	—	31,037,474
S&P Small Cap Index Fund	—	891,266	—	8,267,683	—	9,158,949
Core Value Fund	825,670	20,960,443	—	11,920,281	—	33,706,394
Nasdaq-100 Index Fund	5,387,493	3,588,235	—	554,701,319	—	563,677,047
Green Alpha Fund	—	997,832	—	42,107,160	—	43,104,992

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, the treatment of accretion of discounts, and certain other investments.

Elective Deferrals: The Funds have not elected to defer capital losses recognized during the period November 1, 2019 - August 31, 2020 to the period ending August 31, 2021.

The Funds have not elected to defer ordinary losses to the period ending August 31, 2021.

Capital Losses: Capital loss carry forwards, as of August 31, 2020, available to offset future capital gains, if any, are as follows:

Expiring	Green California Tax-Free Income Fund	U.S. Government Securities Fund	United States Treasury Trust Fund
Long Term with No Expiration	$(156,179)	$(1,378)	$—
Short Term with No Expiration	(523)	(46,105)	(1,779)
Total	$(156,702)	$(47,483)	$(1,779)

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2020 and 2019 were as follows:

Fund	Year	Return of Capital	Ordinary Income	Long-Term Capital Gains(a)	Exempt- Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2019	$—	$—	$119,292	$1,312,755	$1,432,047
	2020	—	—	86,780	1,137,898	1,224,678
U.S. Government Securities Fund	2019	—	264,460	—	—	264,460
	2020	—	270,782	—	—	270,782
The United States Treasury Trust	2019	—	845,516	—	—	845,516
	2020	—	261,524	—	—	261,524
S&P 500 Index Fund	2019	—	3,067,559	1,340,869	—	4,408,428
	2020	—	2,808,286	14,466,128	—	17,274,414
S&P Mid Cap Index Fund	2019	—	2,402,000	10,698,956	—	13,100,956
	2020	—	1,093,967	7,058,757	—	8,152,724
S&P Small Cap Index Fund	2019	—	738,251	5,245,346	—	5,983,597
	2020	—	377,203	4,464,022	—	4,841,225
Shelton Core Value Fund	2019	—	9,355,980	20,581,178	—	29,937,158
	2020	—	11,953,734	9,784,795	—	21,738,529
Nasdaq-100 Index Fund	2019	—	3,857,160	8,346,060	—	12,203,220
	2020	—	5,487,003	41,231,826	—	46,718,829
Green Alpha Fund	2019	—	148,555	552,838	—	701,393
	2020	—	—	51,961	—	51,961

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2020.

Note 6 – SUBSEQUENT EVENTS

In preparing the financial statements as of February 28, 2021, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Fund Holdings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information filed in the form N-PORT also may be obtained by calling (800) 955-9988.

About this Report

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2020 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s nine Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Liquidity Risk Management Disclosure (Unaudited)

The Shelton Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”), as consistent with Rule 22e-4 to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each, a “Fund” and collectively, the “Funds”). The Program is overseen by the Liquidity Committee (the “Committee”), which is comprised of investment, operations and legal and compliance professionals from Shelton Capital Management. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on November 6, 2020, the Committee provided a report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from the inception of the Trust’s program in December 2018 through December 2020 (“Reporting Period”). The Report concluded that the Trust’s Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were [no] material changes to the Program during the Reporting Period. The Report further concluded that each Fund’s investment strategy continues to be appropriate given each Fund’s status as an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Trust’s investment portfolios, is found in the Trust’s Prospectus and Statement of Additional Information.

Board Considerations Regarding Approval of Investment Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the Shelton Funds (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

●

the Investment Advisory Agreement dated January 1, 2007, as amended, between the Shelton Funds, on behalf of the funds listed below, and CCM Partners d/b/a Shelton Capital Management (“SCM”) (the “Shelton Funds Investment Advisory Agreement”);

o	Green California Tax Free Income Fund;

o	Nasdaq-100 Index Fund;

o	S&P 500 Index Fund;

o	S&P MidCap Index Fund;

o	S&P SmallCap Index Fund;

o	Shelton Core Value Fund;

o	U.S. Government Securities Fund; and

o	The United States Treasury Trust.

●	the Investment Advisory Agreement, effective as of March 8, 2013, between Shelton Funds, on behalf of the Shelton Green Alpha Fund, and SCM (the “Green Alpha Investment Advisory Agreement”); and

●

the Discretionary Sub-Advisory Agreement effective as of March 8, 2013, between Green Alpha Advisors, LLC (“Green Alpha”) and SCM (the “Investment Sub-Advisory Agreement” and collectively with the Shelton Funds Investment Advisory Agreement and the Green Alpha Advisory Agreement, each an “Advisory Agreement” and collectively, the “Advisory Agreements”).

At a meeting held on February 26, 2020, the Board, including a majority of the Independent Trustees, considered and approved the continuation of each Advisory and Sub-advisory Agreement for the maximum period allowed under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from SCM, Green Alpha, and third-party sources. This information, together with other information provided by SCM and Green Alpha, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM and Green Alpha, including reports on each applicable Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM and Green Alpha to the applicable Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital and Green Alpha, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each applicable Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the Advisory Agreements with SCM and Green Alpha representatives, and in a private session with independent legal counsel at which representatives of SCM and Green Alpha were not present. In deciding to approve the renewal of the Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

Green Alpha, its personnel and its resources. The Board considered the depth and quality of Green Alpha’s investment management process; the experience, capability and integrity of its management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered the operations and compliance environment at Green Alpha. The Board determined that Green Alpha was adequately managing matters related to the Green Alpha Fund.

Board Considerations Regarding Approval of Investment Advisory Agreements (Continued)

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: SCM’s and Green Alpha’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the applicable Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM and Green Alpha had the quality and depth of personnel and investment methods essential to performing its duties under the applicable Advisory Agreements, and that the nature, extent and overall quality of such services provided by SCM and Green Alpha, respectively, were satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and against its benchmark indices. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size, and similar factors. The Trustees also considered supplemental peer category performance information provided by the Adviser. Among the factors considered in this regard, were the following:

●

For the Green California Tax-Free Income Fund, it was noted that the Fund was in the second to lowest performing quartile relative to its peer category over the 1-year and 10-year periods and the lowest performing quartile over the 3-year, 5-year periods.

●	For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the top performing quartile relative to its peer category over the 1-year, 3-year, 5-year and 10-year periods.

●

For the S&P 500 Index Fund, it was noted that the performance of the Fund relative to its peer category was in the top performing quartile over the 10-year period, and the second highest performing quartile over the 1-year, 3-year, and 5-year periods.

●

For the S&P MidCap Index Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 1-year, 5-year and 10-year periods, and the second lowest performing quartile for the 3-year period.

●

For the S&P SmallCap Index Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 10-year period, and in the second highest performing quartile over the 1-year, 3-year, and 5-year periods.

●	For the Shelton Green Alpha Fund, it was noted that the performance of the Fund relative to its peer category was in the top quartile over the 1-year, 3-year and 5-year periods.

●

For the Shelton Core Value Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year period, the second highest performing quartile over the 3-year period, and in the second lowest performing quartile over the 5-year and 10-year periods.

●	For The United States Treasury Trust, it was noted that the Fund’s absolute performance, while small, was positive during the one year periods ended December 31, 2017, 2018, 2019, and 2020.

●

For the U.S. Government Securities Fund, it was noted that the performance of the Fund relative to its peer category was in the second to lowest performing quartile over the 1-year and 3-year periods, and in the lowest performing quartile over the 5-year and 10-year periods.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s and Green Alpha’s performance records in managing the applicable Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s and Green Alpha’s continued management under the applicable Advisory Agreement would be consistent with the best interests of each applicable Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers on certain Funds.

The Board noted that except for the U.S. Government Securities Fund, the Green California Tax-Free Income Fund, the Shelton Green Alpha Fund and The United States Treasury Trust which were higher than their respective peer category medians, the maximum management fee charged to each Fund was generally lower than their respective peer category medians.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were generally higher than the category median for other comparable funds, with the exception of the Direct share class of the Core Value Fund, the NASDAQ-100 Fund, the Small Cap Index Fund, the S&P 500 Index Fund and the MidCap Index Fund, which were below their respective industry medians for comparable funds.

Comparable Accounts

The Board noted certain information provided by SCM and Green Alpha regarding fees charged to other clients utilizing a strategy similar to that employed by an applicable Fund. Green Alpha noted that there were no such comparable accounts. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to SCM’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s and Green Alpha’s costs of providing services to the applicable Funds. The Board also reviewed the resulting level of profits to SCM and Green Alpha, respectively, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from SCM and Green Alpha.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s and Green Alpha’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the applicable Funds require. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that currently, SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations and may extent those limits in the future.

Board Considerations Regarding Approval of Investment Advisory Agreements (Continued)

The Board also considered that SCM and Green Alpha do not receive material indirect benefits from managing the applicable Funds. For example, neither SCM nor Green Alpha currently employs a “soft dollar” program, but noted that Shelton Capital may seek to employ a soft dollar program in the near future.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each applicable Fund’s cost structure and level of profits for SCM and Green Alpha, respectively, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to a Fund, were not material.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of each Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to each Advisory Agreements, the Board had received sufficient information to renew and approve the applicable Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM and Green Alpha by the Funds, as applicable, and that the renewal of the each Advisory Agreement and the Green Alpha sub-advisory agreement was in the best interests of each Fund and its shareholders.

P.O. Box 87

Denver, CO 80201-0087

ITEM 2.	CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

(a)	Included under Item 1.

(b)	[N/A]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 13.	EXHIBITS

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

(a)(4)	N/A

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President and Chief Executive Officer
Date: May 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President and Chief Executive Officer
Date: May 5, 2021

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: May 5, 2021